UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2016

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	1.49%	2.84%	3.37%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated March 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global economic uncertainty and easy monetary policy produced a favorable environment for fixed income investments during the first half of The Bond Fund of America’s fiscal year. For the six-month period ended June 30, the fund returned 5.05%.

By way of comparison, the unmanaged Barclays U.S. Aggregate Index — a measure of the investment-grade (BBB/Baa and above) bond market — gained 5.31%. The fund’s peer group, as measured by the Lipper Core Bond Funds Average, rose 5.03%. The fund continues to keep pace with these benchmarks over its lifetime, as shown in the chart below.

The fund’s dividend income complemented the increase in bond prices. During the period, the fund paid dividends totaling 10 cents a share. For investors, this amounted to an income return of 0.83% with dividends reinvested, and the same amount if taken in cash.

Bond market overview

The first half of the year was marked by rising volatility levels in the financial markets. China’s slowing economy, negative interest rates in Europe and Japan, and recession worries in the U.S. resulted in a general flight-to-safety trend that boosted demand for investment-grade bonds. In addition, the United Kingdom’s June 23 vote to leave the European Union added to market uncertainty, driving global bond yields to record lows. The yield on the benchmark 10-year Treasury note declined 78 basis points to end the period at 1.49%.

Results at a glance

For periods ended June 30, 2016, with all distributions reinvested

	Cumulative total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	5.41%	3.82%	3.63%	3.77%	7.81%
Barclays U.S. Aggregate Index*	6.00	4.06	3.76	5.13	7.79
Lipper Core Bond Funds Average	4.95	3.62	3.56	4.65	7.56

*	The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The Bond Fund of America	1

Central banks reacted to the global turmoil with consistent messages that easy monetary policies would continue. U.S. Federal Reserve officials, who had hinted at a summer rate hike, indicated that they would wait until later in the year to make that determination. Bank of England Governor Mark Carney said the BOE may need to cut interest rates over the summer to help support the British economy in the wake of the so-called Brexit vote. European Central Bank President Mario Draghi assured markets that the ECB was “ready for all contingencies,” fueling speculation of further rate cuts in the euro zone.

The low-rate environment continued to spur strong corporate bond issuance. During the first half of the year, investment-grade bond issuance by U.S. companies reached $712 billion, a 1% increase from the same period in 2015, which was a record-high year. Much of the bond proceeds were used to refinance existing debt, fund stock-repurchase programs, and pay for acquisitions. In the largest offering of the period, Dell issued $20 billion of bonds to help fund the acquisition of data-storage company EMC.

Inside the portfolio

The fund remained invested in higher quality and more liquid securities, including a substantial exposure to U.S. Treasury bonds. This approach is consistent with portfolio managers’ views that global uncertainty and market volatility are on the rise and, therefore, a defensive posture is appropriate. Over the six-month period, managers added moderately to the fund’s investments in U.S. government and U.S. agency securities, which made up about 41% of the fund as of June 30.

Consistent with the same period last year, the fund continued to maintain significant investments in Treasury Inflation Protected Securities (TIPS). Managers believe TIPS are attractive on a valuation basis and also because of the protection they offer against rising inflation. Indeed, signs of inflation began to pick up during the first half of the year, driven by higher oil prices and strengthening wage growth. Inflation-linked bonds rallied at times and some managers trimmed their positions as valuations rose. Even so, the fund remains heavily invested in TIPS relative to the index, which does not include them.

The fund’s overall exposure to corporate bonds remained little changed, making up around 27% of the fund. Within the corporate bond portion of the portfolio, managers increased exposure to the energy sector — particularly the bonds of oil pipeline companies — amid attractive valuations. Managers kept steady the portfolio’s holdings of mortgage-backed securities; however, those investments remained underweight compared to the index because of high valuations. U.S. mortgage-backed securities made up around 20% of the portfolio at the end of the January-to-June period.

Looking ahead

The outlook for the U.S. economy remains positive, despite renewed and persistent challenges to global economic growth. The U.K.’s unexpected decision to exit the

2	The Bond Fund of America

European Union rattled markets in June; however, the direct impact on the U.S. economy appears to be negligible. The U.S. job market continues to look healthy, home prices are rising and consumer spending is accelerating. On the other hand, industrial production, business-equipment spending and exports are weak. Our managers do not believe the U.S. is headed for a recession in the near future, but economic growth is expected to remain modest, in the range of 2% to 3% per year.

Given this slow-growth environment, as well as economic weakness overseas, U.S. interest rates are likely to remain low by historical standards. The Fed is taking a highly cautious approach to future rate increases, keeping an eye on global economic events rather than proceeding automatically with tighter monetary policy. Therefore, we believe the “lower for longer” interest rate scenario remains intact. While it is certainly possible that rates could move higher during the second half of 2016, in our view, they will remain relatively low for several years to come.

Today’s uncertain investment environment underscores why many investors choose The Bond Fund of America. The fund remains committed to providing a stable source of income and a degree of capital preservation as part of a diversified portfolio. We are confident that the fund can continue to serve our investors well in this regard. Thank you for your interest and we look forward to reporting to you again in six months.

Cordially,

John H. Smet
President

August 11, 2016

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.57%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.73%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The Bond Fund of America	3

Summary investment portfolio June 30, 2016	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.90%
AAA/Aaa	21.98
AA/Aa	3.78
A/A	14.66
BBB/Baa	12.78
Below investment grade	2.37
Unrated	.39
Other	.10
Short-term securities & other assets less liabilities	3.04
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 96.89%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 39.99%
U.S. Treasury 32.45%
U.S. Treasury 0.75% 2018	$245,000	$245,747
U.S. Treasury 1.625% 2019[1]	528,425	542,809
U.S. Treasury 1.625% 2019	313,500	322,287
U.S. Treasury 1.625% 2019	243,150	249,807
U.S. Treasury 1.25% 2020	296,675	301,214
U.S. Treasury 1.25% 2020	202,825	205,865
U.S. Treasury 1.375% 2020[1]	377,369	384,267
U.S. Treasury 1.625% 2020	476,500	490,166
U.S. Treasury 1.75% 2020	206,610	213,777
U.S. Treasury 1.75% 2020	142,270	147,100

4	The Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 2.00% 2020	$137,810	$144,039
U.S. Treasury 1.125% 2021	445,550	448,771
U.S. Treasury 1.125% 2021	234,635	235,954
U.S. Treasury 1.375% 2021	450,900	458,985
U.S. Treasury 1.375% 2021	368,715	375,182
U.S. Treasury 1.375% 2021	202,343	206,042
U.S. Treasury 2.125% 2021	205,000	216,203
U.S. Treasury 2.25% 2021	309,300	327,410
U.S. Treasury 1.75% 2022	247,505	255,433
U.S. Treasury 2.00% 2025	148,200	154,974
U.S. Treasury 2.125% 2025	165,750	175,120
U.S. Treasury 1.625% 2026	217,603	220,138
U.S. Treasury 1.625% 2026	193,790	196,288
U.S. Treasury 2.875% 2043	118,300	133,199
U.S. Treasury 2.875% 2045	186,250	209,313
U.S. Treasury 3.00% 2045	292,478	336,800
U.S. Treasury 2.50% 2046	918,043	957,400
U.S. Treasury 2.50% 2046	261,807	273,251
U.S. Treasury 0.88%–8.00% 2016–2045[1]	1,593,699	1,717,552
		10,145,093

U.S. Treasury inflation-protected securities 7.54%
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	241,530	249,004
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	471,173	496,761
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	267,219	268,681
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	132,448	153,550
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	359,465	389,014
U.S. Treasury Inflation-Protected Securities 0.13%–2.50% 2016–2045[2]	782,401	800,260
		2,357,270

Total U.S. Treasury bonds & notes		12,502,363

Corporate bonds & notes 27.46%
Financials 7.54%
Other securities		2,358,969

Health care 4.77%
Other securities		1,492,937

Energy 4.40%
Other securities		1,374,780

Consumer discretionary 3.37%
Other securities		1,052,897

Utilities 2.62%
Other securities		817,900

Consumer staples 2.06%
Other securities		643,039

Telecommunication services 0.87%
Other securities		272,309

Industrials 0.74%
Other securities		232,790

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Information technology 0.63%
Other securities		$196,945

Materials 0.46%
Other securities		144,938

Total corporate bonds & notes		8,587,504

Mortgage-backed obligations 20.16%

Federal agency mortgage-backed obligations 16.93%
Fannie Mae 2.50% 2031[3,4]	$374,775	387,189
Fannie Mae 3.00% 2031[3,4]	180,000	188,546
Fannie Mae 3.00% 2046[3,4]	136,940	142,118
Fannie Mae 4.00% 2046[3,4]	128,200	137,317
Fannie Mae 4.50% 2046[3,4]	200,000	218,207
Fannie Mae 4.50% 2046[3,4]	175,300	191,368
Fannie Mae 0%–11.00% 2017–2047[3,4,5,6]	1,333,170	1,436,900
Freddie Mac 3.50% 2046[3]	127,976	135,043
Freddie Mac 4.00% 2046[3,4]	220,000	235,264
Freddie Mac 0%–7.50% 2019–2047[3,4]	909,500	974,598
Government National Mortgage Assn. 4.50% 2045[3]	150,115	161,213
Government National Mortgage Assn. 4.00% 2046[3,4]	422,110	451,229
Government National Mortgage Assn. 1.33%–10.00% 2021–2065[3,5]	587,117	630,674
Other securities		3,185
		5,292,851

Other mortgage-backed securities 0.83%
Freddie Mac 1.00%–3.53% 2020–2026[3,5]	101,269	107,203
Other securities		154,354
		261,557
Other 2.40%
Other securities		750,072

Total mortgage-backed obligations		6,304,480

Bonds & notes of governments & government agencies outside the U.S. 3.73%
Japanese Government 0.10% 2024[2]	¥11,603,775	119,202
Japanese Government, Series 20, 0.10% 2025[2]	23,429,500	242,315
Other securities		804,437
		1,165,954

Federal agency bonds & notes 0.91%
Fannie Mae 2.13%–7.13% 2024–2030	$41,230	45,651
Federal Home Loan Bank 2.75%–5.50% 2018–2036	45,285	49,701
Freddie Mac 1.25% 2019	26,500	26,814
Other securities		161,957
		284,123

Other bonds & notes 4.64%
Other securities		1,451,580

Total bonds, notes & other debt instruments (cost: $29,184,807,000)		30,296,004

6	The Bond Fund of America

Convertible stocks 0.02%	Shares	Value (000)
Industrials 0.02%
Other securities		$6,748

Total convertible stocks (cost: $13,571,000)		6,748

Preferred securities 0.02%
Financials 0.02%
Other securities		4,068

Total preferred securities (cost: $5,820,000)		4,068

Common stocks 0.03%
Other 0.02%
Other securities		8,374

Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,762

Total common stocks (cost: $58,120,000)		10,136

Rights & warrants 0.00%
Energy 0.00%
Other securities		—

Total rights & warrants (cost: $672,000)		—

Short-term securities 9.82%	Principal amount (000)
Apple Inc. 0.43%–0.45% due 7/11/2016–10/11/2016[7]	$276,500	276,363
Coca-Cola Co. 0.49%–0.77% due 7/19/2016–1/10/2017[7]	150,000	149,700
Fannie Mae 0.40% due 7/18/2016	150,000	149,982
Federal Farm Credit Banks 0.52%–0.63% due 7/8/2016–4/27/2017	135,000	134,843
Federal Home Loan Bank 0.25%–0.60% due 7/7/2016–4/19/2017	1,525,400	1,524,454
Freddie Mac 0.38%–0.39% due 7/7/2016–8/16/2016	119,000	118,981
U.S. Treasury Bills 0.36%–0.51% due 8/25/2016–12/8/2016	284,000	283,830
Other securities		431,839

Total short-term securities (cost: $3,069,566,000)		3,069,992
Total investment securities 106.78% (cost: $32,332,556,000)		33,386,948
Other assets less liabilities (6.78)%		(2,120,113)

Net assets 100.00%		$31,266,835

The Bond Fund of America	7

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,817,000, which represented .10% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $11,619,000, an aggregate cost of $41,022,000, and which represented .04% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

8	The Bond Fund of America

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $536,596,000.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 6/30/2016
	Settlement date	Counterparty	(000)	(000)	(000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$35,931	$26,700	$86
Chilean pesos	7/11/2016	Citibank	CLP18,258,795	$26,700	858
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP778,138	$1,173	(1)
Chilean pesos	8/1/2016	UBS AG	CLP10,564,231	$15,924	(11)
Chilean pesos	8/5/2016	UBS AG	CLP6,242,049	$9,403	(4)
Euros	7/15/2016	Barclays Bank PLC	€9,605	$10,746	(81)
Mexican pesos	7/20/2016	Bank of New York Mellon	MXN74,681	$3,929	148
Mexican pesos	7/25/2016	Bank of America, N.A.	MXN583,125	$30,861	957
Mexican pesos	8/5/2016	JPMorgan Chase	MXN88,300	$4,836	(23)
					$1,929
Sales:
Argentine pesos	9/12/2016	Citibank	$4,337	ARS64,225	232
Australian dollars	7/18/2016	Bank of America, N.A.	$4,338	A$5,900	(59)
Brazilian reais	7/7/2016	Citibank	$79,140	BRL282,000	(8,463)
Brazilian reais	7/11/2016	Bank of America, N.A.	$15,462	BRL53,050	(997)
British pounds	7/7/2016	Bank of America, N.A.	$5,649	£3,900	457
British pounds	7/13/2016	Bank of New York Mellon	$535	£370	43
British pounds	7/20/2016	UBS AG	$4,218	£2,965	270
Danish kroner	7/22/2016	Bank of America, N.A.	$26,656	DKr175,075	512
Euros	7/12/2016	Bank of America, N.A.	$2,509	€2,200	67
Euros	7/18/2016	HSBC Bank	$23,020	€20,500	255
Euros	7/18/2016	Bank of America, N.A.	$20,768	€18,500	224
Indian rupees	7/11/2016	JPMorgan Chase	$17,622	INR1,177,300	213
Indian rupees	7/18/2016	UBS AG	$14,066	INR948,500	59
Indian rupees	7/18/2016	JPMorgan Chase	$907	INR61,400	— [8]
Japanese yen	7/8/2016	Citibank	$23,783	¥2,640,000	(1,789)
Japanese yen	7/20/2016	JPMorgan Chase	$51,702	¥5,736,000	(3,879)
Japanese yen	8/12/2016	UBS AG	$14,240	¥1,550,000	(791)
Japanese yen	8/19/2016	Bank of America, N.A.	$68,587	¥7,600,000	(5,129)
Japanese yen	8/23/2016	Citibank	$77,766	¥8,620,000	(5,853)
Japanese yen	9/16/2016	Barclays Bank PLC	$81,277	¥9,000,000	(6,116)
Mexican pesos	7/19/2016	HSBC Bank	$2,962	MXN53,950	16
Mexican pesos	7/22/2016	Citibank	$748	MXN14,000	(17)
New Zealand dollars	7/22/2016	UBS AG	$17,739	NZ$25,000	(90)
Norwegian kroner	7/29/2016	Citibank	$14,892	NKr123,450	141
Polish zloty	8/8/2016	Barclays Bank PLC	€7,821	PLN35,000	(170)
Singapore dollars	8/8/2016	JPMorgan Chase	$14,531	S$19,600	(13)
South Korean won	7/11/2016	UBS AG	$14,374	KRW16,600,000	(36)
Turkish lira	7/21/2016	JPMorgan Chase	$137	TRY405	(3)
Turkish lira	8/8/2016	UBS AG	$3,433	TRY10,125	(53)
					$(30,969)
Forward currency contracts — net					$(29,040)

The Bond Fund of America	9

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,500,755,000.

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(372)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(567)
Pay	LCH	3-month USD-LIBOR	0.98	4/28/2018	550,000	(2,558)
Pay	LCH	3-month USD-LIBOR	0.947	6/8/2018	65,000	(266)
Pay	LCH	3-month USD-LIBOR	0.9025	6/13/2018	86,000	(279)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	(1,106)
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	2,719
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	1,624
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	1,274
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	3,407
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	3,904
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	813
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	7,482
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	2,843
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	4,025
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	4,775
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	2,809
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	280,000	5,309
Receive	LCH	3-month USD-LIBOR	1.371	1/25/2021	270,000	5,125
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	2,060
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	3,038
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	1,813
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	6,363
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	2,294
Receive	LCH	3-month USD-LIBOR	1.0955	2/26/2021	20,000	125
Receive	LCH	6-month EURIBOR	(0.0008)	3/9/2021	€100,000	(660)
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	$125,000	2,141
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(1,224)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	(4,647)
Pay	LCH	3-month USD-LIBOR	1.28	5/4/2021	102,000	(1,493)
Pay	LCH	3-month USD-LIBOR	1.219	5/5/2021	102,000	(1,197)
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	147,000	2,652
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	1,366
Receive	LCH	3-month USD-LIBOR	1.1975	6/10/2021	25,000	261
Receive	LCH	3-month USD-LIBOR	1.126	6/17/2021	40,000	276
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	(662)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	(366)
Pay	LCH	3-month USD-LIBOR	1.15	6/22/2021	89,000	(717)
Receive	LCH	6-month GBP-LIBOR	1.071	6/23/2021	£80,000	2,419
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	$50,000	(3,003)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	20,080
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	9,651
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	3,885
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	410,000	1,185
Receive	LCH	3-month USD-LIBOR	1.4935	5/4/2023	30,000	693
Pay	LCH	3-month USD-LIBOR	1.3565	5/12/2023	60,000	(833)
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	142,000	3,198
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	146,000	1,759
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,855)

10	The Bond Fund of America

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.942%	1/24/2024	$15,000	$(1,917)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(5,078)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(1,003)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(5,254)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(6,095)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(873)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(3,719)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(2,348)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	(154)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(3,594)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$150,000	(12,274)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	(71)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(735)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(2,961)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(6,549)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(7,691)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(736)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(4,312)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(2,362)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(6,213)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	125,000	7,114
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(2,018)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	(7,422)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(2,583)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(7,232)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(19,992)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(2,138)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(1,674)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(1,867)
Pay	LCH	6-month EURIBOR	0.5417	2/26/2026	€40,000	(890)
Receive	LCH	3-month USD-LIBOR	1.593	4/7/2026	$40,000	874
Pay	LCH	6-month EURIBOR	0.542	4/22/2026	€42,000	(887)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	¥2,000,000	300
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	145
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	273
Pay	LCH	3-month USD-LIBOR	1.712	5/26/2026	$77,000	(2,513)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	¥1,000,000	48
Receive	LCH	3-month USD-LIBOR	1.444	6/17/2026	$100,000	683
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	¥2,000,000	60
Pay	LCH	3-month USD-LIBOR	1.58	6/23/2026	$48,000	(950)
Pay	LCH	6-month GBP-LIBOR	1.4452	6/23/2026	£42,000	(2,475)
Pay	LCH	3-month USD-LIBOR	1.587	6/24/2026	$84,000	(1,719)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	78,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	88,000	(8,706)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(17,850)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	6,442
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	693
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	5,880
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(24,767)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(7,762)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(8,269)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(855)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(6,837)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(2,295)

The Bond Fund of America	11

						Unrealized
						(depreciation)
						appreciation
Pay/receive			Fixed	Expiration	Notional	at 6/30/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.3505%	1/20/2045	$3,000	$(370)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(975)
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	(1,782)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	(1,276)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(1,588)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(9,533)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(7,152)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(10,675)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(8,347)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(10,506)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(6,148)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(12,216)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(8,016)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(11,866)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(10,118)
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	(4,045)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(21,920)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(2,352)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	13,050	(2,573)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(2,990)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(780)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(4,991)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(9,613)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(519)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(8,168)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(1,572)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(12,344)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(6,835)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	(3,406)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(7,320)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(6,692)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(4,356)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	10,624
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	3,702
Pay	LCH	3-month USD-LIBOR	2.0895	3/2/2046	11,000	(676)
Pay	LCH	3-month USD-LIBOR	2.164	3/14/2046	25,000	(1,995)
Pay	LCH	6-month JPY-LIBOR	0.5652	4/5/2046	¥1,000,000	(1,044)
Receive	LCH	6-month EURIBOR	1.0678	4/22/2046	€16,000	1,278
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	5,000	(519)
Pay	LCH	3-month USD-LIBOR	2.158	6/3/2046	$10,000	(784)
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	(149)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	(298)
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	15,500	(294)
						$(289,856)

12	The Bond Fund of America

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $377,221,000.

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
						premiums	depreciation
Referenced		Pay	Expiration	Notional	Value	paid	at 6/30/2016
index	Clearinghouse	fixed rate	date	(000)	(000)	(000)	(000)
CDX.NA.HY.25	ICE	5.00%	12/20/2020	$247,500	$(10,321)	$(4,790)	$(5,531)
CDX.NA.HY.26	ICE	5.00	6/20/2021	315,600	(10,194)	(6,462)	(3,732)
							$(9,263)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $7,866,204,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	4,700	July 2016	$1,949,749	$1,348
30 Day Federal Funds Futures	CME	Short	12,600	August 2016	5,222,450	(8,281)
10 Year U.S. Treasury Note Futures	CME	Short	1,736	September 2016	229,423	(1,438)
20 Year U.S. Treasury Bond Futures	CME	Short	1,086	September 2016	179,400	(7,765)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	267	September 2016	46,992	2,770
5 Year U.S. Treasury Note Futures	CME	Long	26,988	October 2016	3,249,697	47,267
2 Year U.S. Treasury Note Futures	CME	Long	7,991	October 2016	1,744,191	8,460
30 Day Federal Funds Futures	CME	Short	3,450	October 2016	1,430,997	(1,515)
						$40,846

The Bond Fund of America	13

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $386,298,000, which represented 1.24% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $158,364,000, which represented .51% of the net assets of the fund.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,948,122,000, which represented 12.63% of the net assets of the fund.
[8]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

ARS = Argentine pesos

BRL = Brazilian reais

CLP = Chilean pesos

CME = CME Group

DKr = Danish kroner

€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP/£ = British pounds

ICE = Intercontinental Exchange, Inc.

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NKr = Norwegian kroner

NZ$ = New Zealand dollars

PLN = Polish zloty

S$ = Singapore dollars

TBA = To-be-announced

TRY = Turkish lira

See Notes to Financial Statements

14	The Bond Fund of America

Financial statements

Statement of assets and liabilities at June 30, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $32,332,556)		$33,386,948
Cash		13,161
Cash denominated in currencies other than U.S. dollars (cost: $9,481)		9,495
Unrealized appreciation on open forward currency contracts		4,538
Receivables for:
Sales of investments	$1,774,563
Sales of fund’s shares	70,556
Closed forward currency contracts	1,734
Variation margin	11,283
Dividends and interest	163,327	2,021,463
		35,435,605
Liabilities:
Unrealized depreciation on open forward currency contracts		33,578
Payables for:
Purchases of investments	4,073,808
Repurchases of fund’s shares	34,041
Dividends on fund’s shares	1,666
Closed forward currency contracts	1,376
Investment advisory services	5,198
Services provided by related parties	6,645
Trustees’ deferred compensation	733
Variation margin	10,580
Other	1,145	4,135,192
Net assets at June 30, 2016		$31,266,835

Net assets consist of:
Capital paid in on shares of beneficial interest		$31,756,902
Undistributed net investment income		42,787
Accumulated net realized loss		(1,299,356)
Net unrealized appreciation		766,502
Net assets at June 30, 2016		$31,266,835

See Notes to Financial Statements

The Bond Fund of America	15

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,382,445 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$20,238,642	1,542,128	$13.12
Class B	48,400	3,688	13.12
Class C	1,404,556	107,023	13.12
Class F-1	756,556	57,647	13.12
Class F-2	1,962,503	149,537	13.12
Class 529-A	958,545	73,038	13.12
Class 529-B	4,496	343	13.12
Class 529-C	351,487	26,782	13.12
Class 529-E	50,267	3,830	13.12
Class 529-F-1	78,935	6,015	13.12
Class R-1	46,313	3,529	13.12
Class R-2	551,748	42,042	13.12
Class R-2E	5,301	404	13.12
Class R-3	697,112	53,118	13.12
Class R-4	557,518	42,481	13.12
Class R-5E	10	1	13.12
Class R-5	151,430	11,539	13.12
Class R-6	3,403,016	259,300	13.12

See Notes to Financial Statements

16	The Bond Fund of America

Statement of operations for the six months ended June 30, 2016	unaudited (dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $99)	$355,108
Dividends	57	$355,165
Fees and expenses*:
Investment advisory services	27,985
Distribution services	38,388
Transfer agent services	20,275
Administrative services	3,502
Reports to shareholders	1,152
Registration statement and prospectus	883
Trustees’ compensation	125
Auditing and legal	25
Custodian	128
Other	733	93,196
Net investment income		261,969

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $245)	303,377
Forward currency contracts	(39,181)
Interest rate swaps	47,255
Credit default swaps	(2,749)
Futures contracts	28,134
Currency transactions	(8,132)	328,704
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $440)	1,165,982
Forward currency contracts	(26,353)
Interest rate swaps	(294,792)
Credit default swaps	(10,672)
Futures contracts	40,846
Currency translations	(184)	874,827
Net realized gain and unrealized appreciation		1,203,531
Net increase in net assets resulting from operations		$1,465,500

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Bond Fund of America	17

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2016*	December 31, 2015
Operations:
Net investment income	$261,969	$502,317
Net realized gain	328,704	241,515
Net unrealized appreciation (depreciation)	874,827	(683,564)
Net increase in net assets resulting from operations	1,465,500	60,268

Dividends paid or accrued to shareholders from net investment income	(236,342)	(547,669)

Net capital share transactions	1,776,170	780,496

Total increase in net assets	3,005,328	293,095

Net assets:
Beginning of period	28,261,507	27,968,412
End of period (including undistributed net investment income: $42,787 and $17,160, respectively)	$31,266,835	$28,261,507

*Unaudited.

See Notes to Financial Statements

18	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The Bond Fund of America	19

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

20	The Bond Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m.

New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Bond Fund of America	21

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in

22	The Bond Fund of America

fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$12,502,363	$—	$12,502,363
Corporate bonds & notes	—	8,574,399	13,105	8,587,504
Mortgage-backed obligations	—	6,304,480	—	6,304,480
Bonds & notes of governments & government agencies outside the U.S.	—	1,165,954	—	1,165,954
Federal agency bonds & notes	—	284,123	—	284,123
Other	—	1,390,400	61,180	1,451,580
Convertible stocks	—	6,748	—	6,748
Preferred securities	—	4,068	—	4,068
Common stocks	2,641	4,871	2,624	10,136
Short-term securities	—	3,069,992	—	3,069,992
Total	$2,641	$33,307,398	$76,909	$33,386,948

The Bond Fund of America	23

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$4,538	$—	$4,538
Unrealized appreciation on interest rate swaps	—	149,484	—	149,484
Unrealized appreciation on futures contracts	59,845	—	—	59,845
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(33,578)	—	(33,578)
Unrealized depreciation on interest rate swaps	—	(439,340)	—	(439,340)
Unrealized depreciation on credit default swaps	—	(9,263)	—	(9,263)
Unrealized depreciation on futures contracts	(18,999)	—	—	(18,999)
Total	$40,846	$(328,159)	$—	$(287,313)

*	Forward currency contracts, interest rate swaps, credit default swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in

24	The Bond Fund of America

lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds, other debt securities or derivatives, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact

The Bond Fund of America	25

revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The counterparty to a fund derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

26	The Bond Fund of America

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of June 30, 2016 was $259,000. Should such commitments become due in full, these amounts would represent less than .01% of the net assets of the fund as of June 30, 2016.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

The Bond Fund of America	27

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting

28	The Bond Fund of America

of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The

The Bond Fund of America	29

fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts, interest rate swaps, credit default swaps and futures contracts as of, or for the six months ended, June 30, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$4,538	Unrealized depreciation on open forward currency contracts	$33,578
Forward currency	Currency	Receivables for closed forward currency contracts	1,734	Payables for closed forward currency contracts	1,376
Interest rate swaps	Interest	Net unrealized appreciation*	149,484	Net unrealized depreciation*	439,340
Credit default swaps	Credit	Net unrealized appreciation*	—	Net unrealized depreciation*	9,263
Futures contracts	Interest	Net unrealized appreciation*	59,845	Net unrealized depreciation*	18,999
			$215,601		$502,556

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(39,181)	Net unrealized depreciation on forward currency contracts	$(26,353)
Interest rate swaps	Interest	Net realized gain on interest rate swaps	47,255	Net unrealized depreciation on interest rate swaps	(294,792)
Credit default swaps	Credit	Net realized loss on credit default swaps	(2,749)	Net unrealized depreciation on credit default swaps	(10,672)
Futures contracts	Interest	Net realized gain on futures contracts	28,134	Net unrealized appreciation on futures contracts	40,846
			$33,459		$(290,971)

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

30	The Bond Fund of America

Collateral — The fund participates in a collateral program due to its use of forward currency contracts, interest rate swaps, credit default swaps, futures contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2016, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$2,343	$(2,343)	$—	$—	$—
Bank of New York Mellon	191	—	—	—	191
Barclays Bank PLC	1,335	(1,335)	—	—	—
Citibank	1,532	(1,532)	—	—	—
HSBC Bank	271	—	(271)	—	—
JPMorgan Chase	271	(271)	—	—	—
UBS AG	329	(329)	—	—	—
Total	$6,272	$(5,810)	$(271)	$—	$191

The Bond Fund of America	31

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$6,184	$(2,343)	$(3,841)	$—	$—
Barclays Bank PLC	6,651	(1,335)	(5,316)	—	—
Citibank	16,601	(1,532)	(12,764)	—	2,305
JPMorgan Chase	4,532	(271)	(4,261)	—	—
UBS AG	986	(329)	(57)	—	600
Total	$34,954	$(5,810)	$(26,239)	$—	$2,905

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital

32	The Bond Fund of America

losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$21,535
Capital loss carryforward expiring 2017*	(1,578,597)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,206,779
Gross unrealized depreciation on investment securities	(178,514)
Net unrealized appreciation on investment securities	1,028,265
Cost of investment securities	32,358,683

The Bond Fund of America	33

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2016		Year ended December 31, 2015
Class A	$156,409		$369,608
Class B	284		1,428
Class C	5,697		16,772
Class F-1	5,699		13,147
Class F-2	15,734		31,899
Class 529-A	7,042		17,368
Class 529-B	22		115
Class 529-C	1,309		3,951
Class 529-E	320		824
Class 529-F-1	656		1,475
Class R-1	205		631
Class R-2	2,485		7,139
Class R-2E	25		6
Class R-3	4,500		11,673
Class R-4	4,362		10,136
Class R-5E*	—	†	—	†
Class R-5	2,088		4,690
Class R-6	29,505		56,807
Total	$236,342		$547,669

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the six months ended June 30, 2016, the investment advisory services fee was $27,985,000, which was equivalent to an annualized rate of 0.190% of average daily net assets.

34	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

The Bond Fund of America	35

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$22,891	$15,023		$961		Not applicable
Class B	319	57		Not applicable		Not applicable
Class C	6,832	1,075		343		Not applicable
Class F-1	872	516		179		Not applicable
Class F-2	Not applicable	923		422		Not applicable
Class 529-A	1,048	604		229		$406
Class 529-B	28	5		1		3
Class 529-C	1,672	236		85		150
Class 529-E	120	18		12		21
Class 529-F-1	—	49		19		33
Class R-1	232	25		12		Not applicable
Class R-2	2,024	910		136		Not applicable
Class R-2E	12	3		1		Not applicable
Class R-3	1,677	524		169		Not applicable
Class R-4	661	254		133		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	49		54		Not applicable
Class R-6	Not applicable	4		746		Not applicable
Total class-specific expenses	$38,388	$20,275		$3,502		$613

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

36	The Bond Fund of America

and vary according to the total returns of the selected funds. Trustees’ compensation of $125,000 in the fund’s statement of operations reflects $113,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2016

Class A	$2,037,420	158,700	$152,322	11,826	$(1,331,976)	(103,815)	$857,766	66,711
Class B	1,615	126	279	22	(39,129)	(3,050)	(37,235)	(2,902)
Class C	169,031	13,175	5,565	432	(187,790)	(14,636)	(13,194)	(1,029)
Class F-1	139,032	10,842	5,537	430	(91,283)	(7,104)	53,286	4,168
Class F-2	572,754	44,532	15,315	1,188	(217,803)	(16,981)	370,266	28,739
Class 529-A	77,693	6,053	7,020	545	(62,183)	(4,853)	22,530	1,745
Class 529-B	281	22	21	2	(3,320)	(259)	(3,018)	(235)
Class 529-C	31,000	2,414	1,303	101	(31,689)	(2,474)	614	41
Class 529-E	3,837	299	319	25	(3,647)	(285)	509	39
Class 529-F-1	10,215	796	653	51	(6,605)	(515)	4,263	332
Class R-1	5,620	438	203	16	(8,247)	(642)	(2,424)	(188)
Class R-2	76,496	5,968	2,458	191	(94,673)	(7,377)	(15,719)	(1,218)
Class R-2E	4,250	333	25	2	(538)	(42)	3,737	293
Class R-3	108,830	8,489	4,475	347	(106,163)	(8,275)	7,142	561
Class R-4	78,732	6,144	4,350	338	(59,835)	(4,664)	23,247	1,818
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	36,380	2,839	1,960	152	(101,331)	(7,791)	(62,991)	(4,800)
Class R-6	576,941	44,854	29,516	2,290	(39,066)	(3,046)	567,391	44,098
Total net increase (decrease)	$3,930,127	306,024	$231,321	17,958	$(2,385,278)	(185,809)	$1,776,170	138,173

See page 38 for footnote.

The Bond Fund of America	37

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$2,835,690	221,702	$358,397	28,022		$(2,985,792)	(233,593)	$208,295	16,131
Class B	3,718	290	1,390	109		(86,526)	(6,766)	(81,418)	(6,367)
Class C	247,243	19,325	16,131	1,262		(380,924)	(29,798)	(117,550)	(9,211)
Class F-1	209,390	16,372	12,686	992		(190,480)	(14,882)	31,596	2,482
Class F-2	597,049	46,646	31,107	2,433		(383,033)	(29,979)	245,123	19,100
Class 529-A	119,755	9,362	17,305	1,353		(162,892)	(12,759)	(25,832)	(2,044)
Class 529-B	747	58	113	9		(8,326)	(651)	(7,466)	(584)
Class 529-C	50,233	3,926	3,931	307		(82,732)	(6,479)	(28,568)	(2,246)
Class 529-E	6,410	501	821	64		(9,257)	(725)	(2,026)	(160)
Class 529-F-1	19,884	1,557	1,468	115		(14,851)	(1,164)	6,501	508
Class R-1	11,206	876	626	49		(19,650)	(1,539)	(7,818)	(614)
Class R-2	133,437	10,427	7,064	552		(192,583)	(15,067)	(52,082)	(4,088)
Class R-2E	1,391	110	5	—	[2]	(154)	(12)	1,242	98
Class R-3	170,152	13,295	11,578	905		(238,779)	(18,681)	(57,049)	(4,481)
Class R-4	169,535	13,224	10,103	790		(138,127)	(10,796)	41,511	3,218
Class R-5E3	10	1	—	—		—	—	10	1
Class R-5	67,235	5,245	4,715	368		(70,460)	(5,468)	1,490	145
Class R-6	864,399	67,542	56,704	4,436		(296,566)	(23,197)	624,537	48,781
Total net increase (decrease)	$5,507,484	430,459	$534,144	41,766		$(5,261,132)	(411,556)	$780,496	60,669

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

38	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $39,150,130,000 and $38,704,995,000, respectively, during the six months ended June 30, 2016.

The Bond Fund of America	39

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2016[3,4]	$12.59	$.11	$.52	$.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class B:
Six months ended 6/30/2016[3,4]	12.59	.07	.52	.59
Year ended 12/31/2015	12.81	.13	(.19)	(.06)
Year ended 12/31/2014	12.40	.18	.41	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.21	.43	.64
Year ended 12/31/2011	12.19	.31	.38	.69
Class C:
Six months ended 6/30/2016[3,4]	12.59	.07	.51	.58
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Class F-1:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class F-2:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65
Year ended 12/31/2015	12.81	.26	(.20)	.06
Year ended 12/31/2014	12.40	.29	.43	.72
Year ended 12/31/2013	12.95	.29	(.52)	(.23)
Year ended 12/31/2012	12.55	.33	.43	.76
Year ended 12/31/2011	12.19	.43	.38	.81
Class 529-A:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.22	(.20)	.02
Year ended 12/31/2014	12.40	.26	.41	.67
Year ended 12/31/2013	12.95	.25	(.52)	(.27)
Year ended 12/31/2012	12.55	.29	.43	.72
Year ended 12/31/2011	12.19	.39	.38	.77

40	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.10)	$13.12	5.05%[5]	$20,239	.61%[6]		1.73%[6]
(.25)	12.59	.23	18,580	.60		1.81
(.27)	12.81	5.53	18,691	.62		2.11
(.29)	12.40	(1.99)	18,895	.61		2.10
(.33)	12.95	5.90	24,142	.60		2.33
(.42)	12.55	6.51	23,654	.60		3.23
(.06)	13.12	4.66 [5]	48	1.38	[6]	1.08	[6]
(.16)	12.59	(.51)	83	1.34		1.05
(.18)	12.81	4.75	166	1.36		1.40
(.20)	12.40	(2.72)	257	1.36		1.33
(.24)	12.95	5.10	441	1.35		1.60
(.33)	12.55	5.70	612	1.36		2.49
(.05)	13.12	4.64 [5]	1,405	1.41	[6]	1.12	[6]
(.15)	12.59	(.56)	1,361	1.40		1.01
(.17)	12.81	4.71	1,502	1.41		1.33
(.19)	12.40	(2.76)	1,680	1.41		1.29
(.23)	12.95	5.05	2,400	1.39		1.54
(.32)	12.55	5.66	2,520	1.40		2.43
(.10)	13.12	5.04 [5]	757	.64	[6]	1.90	[6]
(.25)	12.59	.21	673	.63		1.78
(.27)	12.81	5.53	653	.62		2.15
(.29)	12.40	(2.03)	961	.64		2.06
(.33)	12.95	5.88	1,452	.61		2.32
(.42)	12.55	6.48	1,520	.63		3.21
(.12)	13.12	5.18 [5]	1,963	.37	[6]	2.19	[6]
(.28)	12.59	.47	1,521	.37		2.05
(.31)	12.81	5.82	1,303	.35		2.27
(.32)	12.40	(1.75)	467	.37		2.36
(.36)	12.95	6.16	483	.35		2.56
(.45)	12.55	6.76	319	.36		3.48
(.10)	13.12	5.00 [5]	959	.70	[6]	1.83	[6]
(.24)	12.59	.13	898	.70		1.71
(.26)	12.81	5.44	939	.71		2.02
(.28)	12.40	(2.08)	947	.70		2.01
(.32)	12.95	5.80	1,101	.68		2.24
(.41)	12.55	6.42	981	.68		3.13

See page 46 for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2016[3,4]	$12.59	$.06	$.52	$.58
Year ended 12/31/2015	12.81	.12	(.20)	(.08)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.15	(.52)	(.37)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Class 529-C:
Six months ended 6/30/2016[3,4]	12.59	.07	.51	.58
Year ended 12/31/2015	12.81	.12	(.20)	(.08)
Year ended 12/31/2014	12.40	.16	.41	.57
Year ended 12/31/2013	12.95	.16	(.52)	(.36)
Year ended 12/31/2012	12.55	.19	.43	.62
Year ended 12/31/2011	12.19	.29	.38	.67
Class 529-E:
Six months ended 6/30/2016[3,4]	12.59	.10	.51	.61
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Class 529-F-1:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64
Year ended 12/31/2015	12.81	.25	(.20)	.05
Year ended 12/31/2014	12.40	.28	.42	.70
Year ended 12/31/2013	12.95	.28	(.52)	(.24)
Year ended 12/31/2012	12.55	.32	.43	.75
Year ended 12/31/2011	12.19	.42	.38	.80
Class R-1:
Six months ended 6/30/2016[3,4]	12.59	.07	.52	.59
Year ended 12/31/2015	12.81	.13	(.20)	(.07)
Year ended 12/31/2014	12.40	.17	.42	.59
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68
Class R-2:
Six months ended 6/30/2016[3,4]	12.59	.08	.51	.59
Year ended 12/31/2015	12.81	.14	(.20)	(.06)
Year ended 12/31/2014	12.40	.17	.41	.58
Year ended 12/31/2013	12.95	.17	(.52)	(.35)
Year ended 12/31/2012	12.55	.20	.43	.63
Year ended 12/31/2011	12.19	.30	.38	.68

42	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.05)	$13.12	4.59%[5]	$4	1.50%[6]		.96%[6]
(.14)	12.59	(.64)	7	1.47		.92
(.16)	12.81	4.62	15	1.49		1.27
(.18)	12.40	(2.84)	23	1.49		1.21
(.22)	12.95	4.96	39	1.48		1.47
(.31)	12.55	5.58	54	1.47		2.36
(.05)	13.12	4.61 [5]	351	1.47	[6]	1.06	[6]
(.14)	12.59	(.63)	337	1.46		.95
(.16)	12.81	4.64	371	1.47		1.26
(.19)	12.40	(2.83)	388	1.48		1.24
(.22)	12.95	4.97	477	1.46		1.46
(.31)	12.55	5.59	444	1.46		2.35
(.08)	13.12	4.90 [5]	50	.92	[6]	1.62	[6]
(.21)	12.59	(.08)	48	.91		1.50
(.23)	12.81	5.21	51	.93		1.80
(.25)	12.40	(2.30)	52	.93		1.79
(.29)	12.95	5.55	61	.93		1.99
(.38)	12.55	6.14	54	.94		2.87
(.11)	13.12	5.12 [5]	79	.48	[6]	2.07	[6]
(.27)	12.59	.36	71	.47		1.94
(.29)	12.81	5.68	66	.48		2.24
(.31)	12.40	(1.86)	62	.48		2.24
(.35)	12.95	6.04	73	.46		2.45
(.44)	12.55	6.65	59	.46		3.36
(.06)	13.12	4.67 [5]	46	1.36	[6]	1.17	[6]
(.15)	12.59	(.53)	47	1.36		1.05
(.18)	12.81	4.75	55	1.36		1.37
(.20)	12.40	(2.72)	58	1.37		1.34
(.23)	12.95	5.08	81	1.36		1.57
(.32)	12.55	5.68	91	1.38		2.45
(.06)	13.12	4.68 [5]	552	1.33	[6]	1.20	[6]
(.16)	12.59	(.51)	545	1.34		1.07
(.17)	12.81	4.73	606	1.39		1.34
(.20)	12.40	(2.70)	636	1.35		1.37
(.23)	12.95	5.09	807	1.36		1.57
(.32)	12.55	5.67	806	1.39		2.43

See page 46 for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2016[3,4]	$12.59	$.10	$.51	$.61
Year ended 12/31/2015	12.81	.18	(.19)	(.01)
Period from 8/29/2014 to 12/31/2014[4,7]	12.82	.07	.01	.08
Class R-3:
Six months ended 6/30/2016[3,4]	12.59	.10	.52	.62
Year ended 12/31/2015	12.81	.19	(.20)	(.01)
Year ended 12/31/2014	12.40	.23	.41	.64
Year ended 12/31/2013	12.95	.22	(.52)	(.30)
Year ended 12/31/2012	12.55	.26	.43	.69
Year ended 12/31/2011	12.19	.36	.38	.74
Class R-4:
Six months ended 6/30/2016[3,4]	12.59	.12	.51	.63
Year ended 12/31/2015	12.81	.23	(.20)	.03
Year ended 12/31/2014	12.40	.27	.41	.68
Year ended 12/31/2013	12.95	.26	(.52)	(.26)
Year ended 12/31/2012	12.55	.30	.43	.73
Year ended 12/31/2011	12.19	.40	.38	.78
Class R-5E:
Six months ended 6/30/2016[3,4]	12.59	.13	.51	.64
Period from 11/20/2015 to 12/31/2015[4,10]	12.66	.03	(.06)	(.03)
Class R-5:
Six months ended 6/30/2016[3,4]	12.59	.14	.51	.65
Year ended 12/31/2015	12.81	.27	(.20)	.07
Year ended 12/31/2014	12.40	.31	.41	.72
Year ended 12/31/2013	12.95	.30	(.52)	(.22)
Year ended 12/31/2012	12.55	.34	.43	.77
Year ended 12/31/2011	12.19	.43	.38	.81
Class R-6:
Six months ended 6/30/2016[3,4]	12.59	.15	.51	.66
Year ended 12/31/2015	12.81	.28	(.20)	.08
Year ended 12/31/2014	12.40	.31	.42	.73
Year ended 12/31/2013	12.95	.31	(.52)	(.21)
Year ended 12/31/2012	12.55	.35	.43	.78
Year ended 12/31/2011	12.19	.44	.38	.82

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[11]	2016[3,4,5]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	198%	401%	348%	419%	264%	154%
Excluding mortgage dollar roll transactions	95%	151%	136%	Not available

See Notes to Financial Statements

44	The Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
$(.08)	$13.12	4.85%[5]	$5		1.03%[6]		1.58%[6]
(.21)	12.59	(.07)	1		.96		1.41
(.09)	12.81	.63 [5,8]	—	[9]	.25	[5,8]	.52	[5,8]
(.09)	13.12	4.90 [5]	697		.91	[6]	1.63	[6]
(.21)	12.59	(.08)	662		.91		1.50
(.23)	12.81	5.21	731		.93		1.80
(.25)	12.40	(2.30)	748		.92		1.79
(.29)	12.95	5.55	955		.92		2.00
(.38)	12.55	6.15	963		.94		2.89
(.10)	13.12	5.06 [5]	558		.60	[6]	1.94	[6]
(.25)	12.59	.24	512		.59		1.82
(.27)	12.81	5.55	480		.61		2.12
(.29)	12.40	(1.99)	484		.60		2.11
(.33)	12.95	5.89	602		.60		2.33
(.42)	12.55	6.48	669		.62		3.21
(.11)	13.12	5.13 [5]	—	[9]	.47	[6]	2.04	[6]
(.04)	12.59	(.24)[5]	—	[9]	.05	[5]	.22	[5]
(.12)	13.12	5.21 [5]	151		.30	[6]	2.24	[6]
(.29)	12.59	.54	206		.30		2.11
(.31)	12.81	5.86	207		.31		2.43
(.33)	12.40	(1.70)	226		.31		2.41
(.37)	12.95	6.20	311		.31		2.63
(.45)	12.55	6.80	310		.32		3.51
(.13)	13.12	5.24 [5]	3,403		.26	[6]	2.30	[6]
(.30)	12.59	.58	2,710		.25		2.16
(.32)	12.81	5.92	2,132		.26		2.42
(.34)	12.40	(1.65)	1,128		.26		2.51
(.38)	12.95	6.26	559		.25		2.61
(.46)	12.55	6.85	237		.27		3.55

See page 46 for footnotes.

The Bond Fund of America	45

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Class R-2E shares were offered beginning August 29, 2014.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class R-5E shares were offered beginning November 20, 2015.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

46	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	47

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,050.54	$3.11	.61%
Class A - assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B - actual return	1,000.00	1,046.56	7.02	1.38
Class B - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class C - actual return	1,000.00	1,046.39	7.17	1.41
Class C - assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class F-1 - actual return	1,000.00	1,050.37	3.26	.64
Class F-1 - assumed 5% return	1,000.00	1,021.68	3.22	.64
Class F-2 - actual return	1,000.00	1,051.82	1.89	.37
Class F-2 - assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-A - actual return	1,000.00	1,050.05	3.57	.70
Class 529-A - assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 529-B - actual return	1,000.00	1,045.93	7.63	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.40	7.52	1.50
Class 529-C - actual return	1,000.00	1,046.08	7.48	1.47
Class 529-C - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E - actual return	1,000.00	1,048.96	4.69	.92
Class 529-E - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-F-1 - actual return	1,000.00	1,051.23	2.45	.48
Class 529-F-1 - assumed 5% return	1,000.00	1,022.48	2.41	.48
Class R-1 - actual return	1,000.00	1,046.66	6.92	1.36
Class R-1 - assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class R-2 - actual return	1,000.00	1,046.79	6.77	1.33
Class R-2 - assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class R-2E - actual return	1,000.00	1,048.51	5.25	1.03
Class R-2E - assumed 5% return	1,000.00	1,019.74	5.17	1.03
Class R-3 - actual return	1,000.00	1,049.00	4.64	.91
Class R-3 - assumed 5% return	1,000.00	1,020.34	4.57	.91
Class R-4 - actual return	1,000.00	1,050.58	3.06	.60
Class R-4 - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-5E - actual return	1,000.00	1,051.25	2.40	.47
Class R-5E - assumed 5% return	1,000.00	1,022.53	2.36	.47
Class R-5 - actual return	1,000.00	1,052.15	1.53	.30
Class R-5 - assumed 5% return	1,000.00	1,023.37	1.51	.30
Class R-6 - actual return	1,000.00	1,052.38	1.33	.26
Class R-6 - assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

48	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The Bond Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing as high a level of current income as is consistent with the preservation of capital. They compared the fund’s investment results with those of other relevant funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper Core Bond Funds Average and the Barclays U.S. Aggregate Index. They noted that the investment results of the fund were above the results of the Lipper average for the year-to-date, one-year, three-year, and lifetime periods, in line with the results for the five-year period (although

The Bond Fund of America	49

below the Lipper average for the 10-year period) and below the Barclays index for all periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees were in line with and the fund’s expenses generally compared favorably to those of other similar funds included in the Lipper Core Bond Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

50	The Bond Fund of America

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Bond Fund of America	51

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2016, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
June 30, 2016
unaudited
Bonds, notes & other debt instruments 96.89% U.S. Treasury bonds & notes 39.99% U.S. Treasury 32.45%	Principal amount (000)	Value (000)
U.S. Treasury 7.50% 2016	$45,000	$46,202
U.S. Treasury 0.75% 2018	245,000	245,747
U.S. Treasury 0.875% 2018	45,325	45,577
U.S. Treasury 1.375% 2018[1]	77,775	79,012
U.S. Treasury 1.50% 2018	92,050	93,816
U.S. Treasury 0.875% 2019	12,983	13,048
U.S. Treasury 1.50% 2019	80,900	82,604
U.S. Treasury 1.50% 2019	10,000	10,235
U.S. Treasury 1.50% 2019	500	512
U.S. Treasury 1.625% 2019[1]	528,425	542,809
U.S. Treasury 1.625% 2019	313,500	322,287
U.S. Treasury 1.625% 2019	243,150	249,807
U.S. Treasury 3.625% 2019[1]	78,000	84,986
U.S. Treasury 1.125% 2020	115,100	116,318
U.S. Treasury 1.25% 2020	296,675	301,214
U.S. Treasury 1.25% 2020	202,825	205,865
U.S. Treasury 1.375% 2020[1]	377,369	384,267
U.S. Treasury 1.375% 2020	84,650	86,211
U.S. Treasury 1.375% 2020	74,750	76,155
U.S. Treasury 1.50% 2020	59,650	61,057
U.S. Treasury 1.625% 2020	476,500	490,166
U.S. Treasury 1.625% 2020	47,000	48,386
U.S. Treasury 1.75% 2020	206,610	213,777
U.S. Treasury 1.75% 2020	142,270	147,100
U.S. Treasury 2.00% 2020	137,810	144,039
U.S. Treasury 1.125% 2021	445,550	448,771
U.S. Treasury 1.125% 2021	234,635	235,954
U.S. Treasury 1.25% 2021	102,450	103,674
U.S. Treasury 1.375% 2021	450,900	458,985
U.S. Treasury 1.375% 2021	368,715	375,182
U.S. Treasury 1.375% 2021	202,343	206,042
U.S. Treasury 2.125% 2021	205,000	216,203
U.S. Treasury 2.25% 2021	309,300	327,410
U.S. Treasury 3.625% 2021	10,900	12,204
U.S. Treasury 8.00% 2021	500	681
U.S. Treasury 1.625% 2022	25,768	26,385
U.S. Treasury 1.75% 2022	247,505	255,433
U.S. Treasury 1.875% 2022	76,000	79,004
U.S. Treasury 2.125% 2022	85,340	90,020
U.S. Treasury 1.625% 2023	35,956	36,776
U.S. Treasury 1.75% 2023	41,975	43,318
U.S. Treasury 2.25% 2024	36,700	39,157
U.S. Treasury 2.00% 2025	148,200	154,974
U.S. Treasury 2.00% 2025	82,660	86,490
U.S. Treasury 2.125% 2025	165,750	175,120
U.S. Treasury 2.25% 2025	16,000	17,077
The Bond Fund of America — Page 1 of 43

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 6.875% 2025	$77,500	$113,774
U.S. Treasury 1.625% 2026	217,603	220,138
U.S. Treasury 1.625% 2026	193,790	196,288
U.S. Treasury 4.50% 2036	84,207	121,351
U.S. Treasury 2.75% 2042	21,250	23,446
U.S. Treasury 2.75% 2042	4,300	4,737
U.S. Treasury 2.875% 2043	118,300	133,199
U.S. Treasury 2.50% 2045	32,500	33,884
U.S. Treasury 2.875% 2045	186,250	209,313
U.S. Treasury 3.00% 2045	292,478	336,800
U.S. Treasury 3.00% 2045	36,010	41,455
U.S. Treasury 2.50% 2046	918,043	957,400
U.S. Treasury 2.50% 2046	261,807	273,251
		10,145,093
U.S. Treasury inflation-protected securities 7.54%
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	103,827	104,134
U.S. Treasury Inflation-Protected Security 0.125% 2017[2]	126,389	127,270
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,725	24,182
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	100,935	103,506
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,913	18,342
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	34,346	34,854
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,620	14,107
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	100,195	101,376
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	126,133	132,263
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	241,530	249,004
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	471,173	496,761
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	23,503	27,692
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,796	5,617
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	3,736	4,942
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	267,219	268,681
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	68,387	66,806
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	132,448	153,550
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	34,896	35,169
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	359,465	389,014
		2,357,270
Total U.S. Treasury bonds & notes		12,502,363
Corporate bonds & notes 27.46% Financials 7.54%
ACE INA Holdings Inc. 2.30% 2020	15,615	16,051
ACE INA Holdings Inc. 2.875% 2022	5,395	5,649
ACE INA Holdings Inc. 3.15% 2025	4,360	4,560
ACE INA Holdings Inc. 3.35% 2026	5,400	5,759
ACE INA Holdings Inc. 4.35% 2045	5,860	6,764
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,862
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,539
Alexandria Real Estate Equities, Inc. 4.30% 2026	775	824
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	787
Allianz SE, 5.625% 2042	€1,200	1,548
Allianz SE, 4.75% 2049	800	951
American Campus Communities, Inc. 3.35% 2020	$19,670	20,455
American Campus Communities, Inc. 3.75% 2023	17,460	18,053
The Bond Fund of America — Page 2 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
American Campus Communities, Inc. 4.125% 2024	$11,095	$11,739
American Express Co. 6.15% 2017	150	158
American Express Co. 1.55% 2018	15,500	15,584
American Tower Corp. 3.40% 2019	18,075	18,834
Assicurazioni Generali SPA 7.75% 2042	€3,500	4,506
Assicurazioni Generali SPA 10.125% 2042	4,200	5,942
Australia and New Zealand Banking Group Ltd. 2.30% 2021	$15,000	15,236
AXA SA 8.60% 2030	6,715	9,233
Banco Santander, SA 2.70% 2019	7,500	7,524
Bank of America Corp. 2.625% 2020	43,640	44,385
Bank of America Corp. 5.625% 2020	10,500	11,825
Bank of America Corp. 2.625% 2021	28,325	28,790
Bank of America Corp. 3.875% 2025	23,222	24,764
Bank of America Corp. 3.50% 2026	16,181	16,773
Bank of America Corp., Series L, 2.25% 2020	18,500	18,622
Bank of Nova Scotia 1.65% 2019	18,900	19,021
Bank of Nova Scotia 4.50% 2025	20,245	21,085
Barclays Bank PLC 3.25% 2021	11,105	11,098
Barclays Bank PLC 3.65% 2025	15,790	15,241
BB&T Corp. 1.45% 2019	3,050	3,063
BB&T Corp. 2.45% 2020	13,500	13,884
BB&T Corp. 2.05% 2021	16,000	16,245
BBVA Bancomer SA 6.50% 2021[3]	1,000	1,102
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,316
Berkshire Hathaway Inc. 2.20% 2021	2,015	2,080
Berkshire Hathaway Inc. 3.125% 2026	2,205	2,316
BNP Paribas 4.375% 2025[3]	9,550	9,707
BNP Paribas 4.375% 2026[3]	20,275	20,535
Boston Properties, Inc. 3.65% 2026	6,450	6,891
BPCE SA group 5.70% 2023[3]	22,130	23,816
BPCE SA group 5.15% 2024[3]	9,845	10,266
BPCE SA group 4.50% 2025[3]	8,845	8,860
BPCE SA group 4.875% 2026[3]	13,000	13,370
Brandywine Operating Partnership, LP 5.70% 2017	25	26
Brandywine Operating Partnership, LP 3.95% 2023	100	101
Charles Schwab Corp. 2.20% 2018	1,390	1,414
Charles Schwab Corp. 3.45% 2026	1,301	1,390
CIT Group Inc. 3.875% 2019	7,415	7,471
Citigroup Inc. 1.70% 2018	15,000	15,031
Citigroup Inc. 2.15% 2018	7,250	7,342
Citigroup Inc. 2.05% 2019	13,500	13,610
Citigroup Inc. 2.55% 2019	18,525	18,971
Citigroup Inc. 8.50% 2019	5,695	6,716
Citigroup Inc. 2.65% 2020	11,555	11,772
Citigroup Inc. 2.70% 2021	29,050	29,642
Citigroup Inc. 3.40% 2026	15,235	15,667
Citigroup Inc. 3.70% 2026	11,500	12,136
Citigroup Inc. 4.45% 2027	9,412	9,698
Citizens Financial Group, Inc. 2.55% 2021	2,250	2,274
CME Group Inc. 5.30% 2043	3,159	4,048
CNA Financial Corp. 3.95% 2024	6,705	7,097
Communications Sales & Leasing, Inc. 6.00% 2023[3]	2,275	2,320
Communications Sales & Leasing, Inc. 8.25% 2023	1,916	1,949
Corporate Office Properties LP 5.25% 2024	936	1,001
The Bond Fund of America — Page 3 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Corporate Office Properties LP 5.00% 2025	$9,320	$9,847
Corporate Office Properties Trust 3.60% 2023	2,834	2,760
Credit Agricole SA 2.375% 2021[3]	7,910	8,005
Credit Agricole SA 4.375% 2025[3]	15,695	15,908
Credit Suisse Group AG 3.45% 2021[3]	11,250	11,361
Credit Suisse Group AG 3.80% 2022	15,903	15,996
Credit Suisse Group AG 3.80% 2023[3]	20,900	20,890
Credit Suisse Group AG 3.75% 2025	7,600	7,456
Credit Suisse Group AG 4.55% 2026[3]	28,500	29,702
Crescent Resources 10.25% 2017[3]	1,780	1,787
DCT Industrial Trust Inc. 4.50% 2023	10,030	10,643
DDR Corp. 4.25% 2026	6,285	6,605
Deutsche Bank AG 2.85% 2019	15,000	15,025
Developers Diversified Realty Corp. 7.50% 2017	17,146	17,877
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,279
Developers Diversified Realty Corp. 7.875% 2020	11,007	13,306
Discover Financial Services 2.00% 2018	5,200	5,219
Discover Financial Services 10.25% 2019	3,150	3,767
Discover Financial Services 4.20% 2023	12,283	13,008
DNB ASA 2.375% 2021[3]	44,450	45,161
Duke Realty Corp. 3.75% 2024	3,000	3,159
Duke Realty Corp. 3.25% 2026	1,500	1,525
Eole Finance SPC, 2.341% 2024[3,4]	1,603	1,616
EPR Properties 4.50% 2025	8,650	8,597
Essex Portfolio L.P. 3.625% 2022	4,370	4,606
Essex Portfolio L.P. 3.25% 2023	4,935	5,059
Essex Portfolio L.P. 3.875% 2024	10,710	11,415
Essex Portfolio L.P. 3.50% 2025	4,800	4,966
Essex Portfolio L.P. 3.375% 2026	5,855	5,990
Franklin Resources, Inc. 2.80% 2022	1,300	1,347
Goldman Sachs Group, Inc. 2.00% 2019	5,325	5,385
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,684
Goldman Sachs Group, Inc. 2.60% 2020	16,060	16,343
Goldman Sachs Group, Inc. 1.998% 2021[5]	30,611	30,689
Goldman Sachs Group, Inc. 2.625% 2021	8,175	8,301
Goldman Sachs Group, Inc. 2.875% 2021	22,151	22,732
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,733
Goldman Sachs Group, Inc. 3.50% 2025	1,772	1,825
Goldman Sachs Group, Inc. 3.75% 2026	16,952	17,822
Goldman Sachs Group, Inc. 4.75% 2045	1,922	2,128
Goldman Sachs Group, Inc. 5.15% 2045	1,200	1,255
Highwoods Properties, Inc. 3.625% 2023	3,000	3,048
Hospitality Properties Trust 5.625% 2017	745	764
Hospitality Properties Trust 6.70% 2018	28,250	29,593
Hospitality Properties Trust 4.25% 2021	19,750	20,604
Hospitality Properties Trust 5.00% 2022	10,800	11,622
Hospitality Properties Trust 4.50% 2023	15,765	16,132
Hospitality Properties Trust 4.50% 2025	2,280	2,297
Hospitality Properties Trust 5.25% 2026	8,250	8,714
Host Hotels & Resorts LP 4.50% 2026	5,985	6,326
HSBC Bank PLC 1.50% 2018[3]	12,650	12,591
HSBC Holdings PLC 4.125% 2020[3]	9,453	10,182
HSBC Holdings PLC 2.95% 2021	7,250	7,331
HSBC Holdings PLC 4.25% 2025	1,000	1,011
The Bond Fund of America — Page 4 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 3.90% 2026	$6,180	$6,386
HSBC Holdings PLC 4.30% 2026	8,755	9,300
HSBK (Europe) BV 7.25% 2021[3]	3,710	3,921
Icahn Enterprises Finance Corp. 3.50% 2017	3,100	3,121
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,778
Intesa Sanpaolo SpA 5.017% 2024[3]	24,060	22,148
Intesa Sanpaolo SpA 5.71% 2026[3]	9,000	8,552
iStar Financial Inc. 4.00% 2017	775	765
iStar Financial Inc., Series B, 9.00% 2017	4,900	5,108
JPMorgan Chase & Co. 2.25% 2020	21,945	22,250
JPMorgan Chase & Co. 2.55% 2020	14,230	14,549
JPMorgan Chase & Co. 2.75% 2020	15,000	15,466
JPMorgan Chase & Co. 2.40% 2021	37,550	38,092
JPMorgan Chase & Co. 2.55% 2021	31,175	31,831
JPMorgan Chase & Co. 2.70% 2023	20,975	21,211
Keybank National Association 2.50% 2019	13,500	13,850
Kimco Realty Corp. 5.70% 2017	15,950	16,527
Kimco Realty Corp. 4.30% 2018	10,500	10,878
Kimco Realty Corp. 6.875% 2019	4,000	4,616
Kimco Realty Corp. 3.40% 2022	2,290	2,404
Leucadia National Corp. 5.50% 2023	4,695	4,787
Liberty Mutual Group Inc. 6.70% 2016[3]	6,250	6,289
Lloyds Banking Group PLC 3.10% 2021	1,970	1,969
Lloyds Banking Group PLC 4.50% 2024	20,200	20,537
Lloyds Banking Group PLC 3.50% 2025	3,300	3,396
Lloyds Banking Group PLC 4.582% 2025[3]	9,143	9,213
MetLife Global Funding I 2.30% 2019[3]	8,770	8,975
MetLife Global Funding I 2.00% 2020[3]	14,815	14,984
MetLife Global Funding I 2.50% 2020[3]	11,500	11,836
Metlife, Inc. 3.60% 2024	6,190	6,538
MetLife, Inc. 5.25% 2049	18,205	18,114
Morgan Stanley 2.125% 2018	3,370	3,407
Morgan Stanley 2.80% 2020	8,000	8,200
Morgan Stanley 2.50% 2021	61,600	62,321
Morgan Stanley 3.875% 2026	31,020	33,092
New York Life Global Funding 2.10% 2019[3]	17,000	17,382
New York Life Global Funding 1.95% 2020[3]	2,190	2,219
NN Group NV, 4.50% 2049	€9,850	10,480
Nordea Bank AB 2.50% 2020[3]	$2,745	2,817
Nordea Bank AB 2.25% 2021[3]	21,300	21,590
Nordea Bank AB 4.875% 2021[3]	5,045	5,555
Northern Trust Corp. 5.85% 2017[3]	1,050	1,113
Omega Healthcare Investors, Inc. 4.375% 2023	3,850	3,840
Omega Healthcare Investors, Inc. 5.25% 2026	3,800	4,025
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,774
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,108
PNC Bank 2.40% 2019	22,433	23,046
PNC Bank 2.30% 2020	12,500	12,813
PNC Bank 2.60% 2020	1,775	1,839
PNC Bank 2.15% 2021	13,500	13,780
PNC Financial Services Group, Inc. 2.854% 2022	9,189	9,552
PNC Funding Corp. 3.30% 2022	8,000	8,516
PNC Preferred Funding Trust I, junior subordinated 2.303% (undated)[3,5]	6,000	5,295
Prologis, Inc. 3.35% 2021	15,250	16,153
The Bond Fund of America — Page 5 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prologis, Inc. 4.25% 2023	$6,390	$7,089
Prologis, Inc. 3.75% 2025	7,990	8,537
Prudential Financial, Inc. 3.50% 2024	4,900	5,103
QBE Insurance Group Ltd. 2.40% 2018[3]	18,590	18,772
Rabobank Nederland 2.25% 2019	13,000	13,255
Rabobank Nederland 2.50% 2021	25,325	25,986
Rabobank Nederland 4.625% 2023	11,935	12,610
Rabobank Nederland 3.375% 2025	2,250	2,355
Rabobank Nederland 4.375% 2025	25,300	26,489
Realogy Corp. 4.50% 2019[3]	3,050	3,138
Regions Financial Corp. 3.20% 2021	2,250	2,319
Royal Bank of Scotland PLC 5.125% 2024	4,500	4,397
Royal Bank of Scotland PLC 4.80% 2026	4,500	4,588
RSA Insurance Group PLC 9.375% 2039	£5,140	8,172
Scentre Group 2.375% 2019[3]	$810	822
Scentre Group 2.375% 2021[3]	11,410	11,532
Scentre Group 3.25% 2025[3]	12,455	12,652
Scentre Group 3.50% 2025[3]	11,570	11,981
Select Income REIT 4.15% 2022	8,710	8,762
Select Income REIT 4.50% 2025	3,295	3,246
Simon Property Group, LP 10.35% 2019	8,995	10,960
Skandinaviska Enskilda 2.625% 2021	39,275	40,545
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,095
Travelers Companies, Inc. 3.75% 2046	805	846
UBS Group AG 2.95% 2020[3]	13,500	13,744
UBS Group AG 4.125% 2025[3]	16,050	16,680
UDR, Inc. 3.70% 2020	1,430	1,517
Unum Group 7.125% 2016	10,100	10,233
Unum Group 5.625% 2020	345	388
Unum Group 3.00% 2021	2,085	2,139
Unum Group 3.875% 2025	5,220	5,329
VEB Finance Ltd. 6.902% 2020[3]	9,100	9,881
VEB Finance Ltd. 6.80% 2025[3]	500	549
Ventas, Inc. 3.125% 2023	3,000	3,065
WEA Finance LLC 2.70% 2019[3]	15,525	15,838
WEA Finance LLC 3.25% 2020[3]	34,845	36,302
WEA Finance LLC 3.75% 2024[3]	24,060	25,137
Weingarten Realty Investors 3.85% 2025	3,000	3,085
Wells Fargo & Co. 1.286% 2019[5]	2,400	2,403
Wells Fargo & Co. 2.55% 2020	34,090	35,098
Wells Fargo & Co. 2.50% 2021	13,500	13,854
Wells Fargo & Co. 3.00% 2026	567	577
Wells Fargo & Co. 4.90% 2045	2,312	2,538
Wells Fargo & Co. 4.40% 2046	12,313	12,537
Welltower Inc. 4.25% 2026	3,000	3,233
		2,358,969
Health care 4.77%
AbbVie Inc. 1.80% 2018	6,400	6,448
AbbVie Inc. 2.50% 2020	12,585	12,895
AbbVie Inc. 2.30% 2021	24,090	24,413
AbbVie Inc. 2.90% 2022	12,310	12,571
AbbVie Inc. 3.20% 2022	2,140	2,216
AbbVie Inc. 2.85% 2023	8,170	8,262
The Bond Fund of America — Page 6 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
AbbVie Inc. 3.60% 2025	$17,825	$18,713
AbbVie Inc. 3.20% 2026	46,750	47,366
AbbVie Inc. 4.50% 2035	12,465	13,044
AbbVie Inc. 4.30% 2036	3,875	3,960
AbbVie Inc. 4.45% 2046	24,085	24,541
Actavis Funding SCS 2.35% 2018	18,850	19,115
Actavis Funding SCS 3.00% 2020	30,580	31,536
Actavis Funding SCS 3.45% 2022	30,940	32,184
Actavis Funding SCS 3.80% 2025	39,070	40,726
Actavis Funding SCS 4.55% 2035	25,030	25,726
Actavis Funding SCS 4.75% 2045	50,315	52,897
Aetna Inc. 1.70% 2018	48,700	49,114
Aetna Inc. 1.90% 2019	31,775	32,214
Aetna Inc. 2.40% 2021	39,705	40,623
Aetna Inc. 2.80% 2023	7,955	8,145
Aetna Inc. 3.20% 2026	77,005	79,474
Aetna Inc. 4.25% 2036	24,390	25,285
Aetna Inc. 4.375% 2046	23,485	24,415
AstraZeneca PLC 3.375% 2025	54,640	57,300
Baxalta Inc. 2.875% 2020	4,000	4,069
Baxalta Inc. 4.00% 2025	15,220	15,894
Bayer AG 2.375% 2019[3]	5,150	5,267
Bayer AG 3.375% 2024[3]	4,670	4,862
Becton, Dickinson and Co. 1.80% 2017	4,825	4,866
Becton, Dickinson and Co. 2.675% 2019	5,745	5,914
Becton, Dickinson and Co. 4.685% 2044	6,515	7,404
Biogen Inc. 2.90% 2020	5,640	5,884
Biogen Inc. 3.625% 2022	14,125	15,017
Biogen Inc. 4.05% 2025	13,025	14,054
Biogen Inc. 5.20% 2045	15,065	17,019
Boston Scientific Corp. 2.85% 2020	10,015	10,385
Boston Scientific Corp. 3.375% 2022	23,000	23,891
Boston Scientific Corp. 3.85% 2025	13,500	14,313
Cardinal Health, Inc. 1.90% 2017	5,650	5,692
Cardinal Health, Inc. 1.70% 2018	2,210	2,225
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,255
Celgene Corp. 3.625% 2024	15,400	16,072
Celgene Corp. 3.875% 2025	6,725	7,190
Celgene Corp. 5.00% 2045	13,890	15,369
Centene Corp. 5.625% 2021[3]	5,700	5,956
Centene Corp. 4.75% 2022	6,890	7,062
Centene Corp. 6.125% 2024[3]	4,365	4,651
Concordia Healthcare Corp. 9.50% 2022[3]	5,590	5,241
Concordia Healthcare Corp. 7.00% 2023[3]	1,400	1,201
ConvaTec Finance International SA 8.25% 2019[3,6]	1,975	1,940
DaVita HealthCare Partners Inc. 5.00% 2025	1,640	1,630
DENTSPLY International Inc. 2.75% 2016	5,620	5,630
Dignity Health 3.125% 2022	4,100	4,227
DJO Finance LLC 10.75% 2020[3]	4,175	3,403
DJO Finco Inc. 8.125% 2021[3]	2,515	2,188
EMD Finance LLC 2.40% 2020[3]	37,585	38,133
EMD Finance LLC 2.95% 2022[3]	21,145	21,694
EMD Finance LLC 3.25% 2025[3]	46,485	47,743
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	925	839
The Bond Fund of America — Page 7 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Express Scripts Inc. 2.65% 2017	$5,500	$5,559
Express Scripts Inc. 3.40% 2027	10,000	10,033
Express Scripts Inc. 4.80% 2046	16,500	16,555
Gilead Sciences, Inc. 4.75% 2046	4,650	5,293
HCA Inc. 3.75% 2019	4,500	4,669
HCA Inc. 5.875% 2022	7,000	7,630
HCA Inc. 5.00% 2024	7,000	7,262
HCA Inc. 5.25% 2025	3,000	3,143
HCA Inc. 5.25% 2026	3,750	3,900
Healthsouth Corp. 5.75% 2024	575	580
Healthsouth Corp. 5.75% 2025	1,490	1,483
Humana Inc. 3.85% 2024	10,950	11,720
Humana Inc. 4.95% 2044	6,285	6,922
inVentiv Health Inc. 9.00% 2018[3]	4,140	4,275
inVentiv Health Inc. 10.00% 2018[3,6]	8,029	8,270
inVentiv Health Inc. 10.00% 2018	8,145	8,145
Johnson & Johnson 2.45% 2026	1,865	1,931
Kinetic Concepts, Inc. 10.50% 2018	12,470	12,501
Kinetic Concepts, Inc. 12.50% 2019	8,990	8,518
Kinetic Concepts, Inc. 7.875% 2021[3]	2,705	2,883
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,129
Laboratory Corporation of America Holdings 3.60% 2025	4,800	4,993
Laboratory Corporation of America Holdings 4.70% 2045	9,480	10,166
Mallinckrodt PLC 4.875% 2020[3]	2,230	2,163
Mallinckrodt PLC 5.75% 2022[3]	689	659
McKesson Corp. 3.796% 2024	2,335	2,533
Medtronic, Inc. 3.50% 2025	10,900	11,902
Molina Healthcare, Inc. 5.375% 2022[3]	7,670	7,689
Mylan Laboratories Inc. 2.50% 2019[3]	10,500	10,647
Mylan Laboratories Inc. 3.15% 2021[3]	34,000	34,566
Mylan Laboratories Inc. 3.95% 2026[3]	3,000	3,041
Mylan Laboratories Inc. 5.25% 2046[3]	1,500	1,581
Pfizer Inc. 2.75% 2026	15,000	15,497
Pfizer Inc. 7.20% 2039	3,169	4,834
Quintiles Transnational Corp. 4.875% 2023[3]	780	796
Roche Holdings, Inc. 2.875% 2021[3]	6,500	6,919
Rotech Healthcare Inc., Term Loan, 13.00% 2020[4,5,6,7,8]	6,874	5,899
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[4,5,7,8]	3,501	3,443
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[4,5,7,8]	2,715	2,701
St. Jude Medical, Inc. 2.80% 2020	11,640	12,012
St. Jude Medical, Inc. 3.875% 2025	2,220	2,370
Tenet Healthcare Corp., First Lien, 4.75% 2020	485	499
Tenet Healthcare Corp., First Lien, 6.00% 2020	4,505	4,775
Tenet Healthcare Corp., First Lien, 4.50% 2021	450	455
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,338
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,380
Thermo Fisher Scientific Inc. 5.30% 2044	180	210
UnitedHealth Group Inc. 6.00% 2017	17,920	18,766
UnitedHealth Group Inc. 1.90% 2018	7,750	7,878
UnitedHealth Group Inc. 2.70% 2020	6,855	7,144
UnitedHealth Group Inc. 3.35% 2022	5,210	5,585
UnitedHealth Group Inc. 3.75% 2025	17,055	18,713
UnitedHealth Group Inc. 3.10% 2026	7,260	7,627
UnitedHealth Group Inc. 4.625% 2035	4,515	5,257
The Bond Fund of America — Page 8 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 4.75% 2045	$7,525	$9,133
VPI Escrow Corp. 6.75% 2018[3]	1,055	1,020
VPI Escrow Corp. 6.375% 2020[3]	7,405	6,405
VPI Escrow Corp. 7.50% 2021[3]	3,000	2,661
VRX Escrow Corp. 6.125% 2025[3]	5,000	4,025
WellPoint, Inc. 2.30% 2018	6,680	6,782
WellPoint, Inc. 2.25% 2019	18,500	18,679
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,045
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,489
Zimmer Holdings, Inc. 3.15% 2022	13,976	14,348
Zimmer Holdings, Inc. 3.55% 2025	5,200	5,372
Zimmer Holdings, Inc. 4.25% 2035	4,150	4,176
		1,492,937
Energy 4.40%
American Energy (Marcellus), Term Loan B, 5.25% 2020[4,5,7]	3,450	1,833
American Energy (Marcellus), Term Loan A, 8.50% 2021[4,5,7]	2,448	384
American Energy (Permian Basin) 7.125% 2020[3]	2,820	1,523
American Energy (Permian Basin) 7.375% 2021[3]	880	481
Anadarko Petroleum Corp. 4.85% 2021	25,985	27,591
Anadarko Petroleum Corp. 5.55% 2026	19,730	21,838
Anadarko Petroleum Corp. 6.45% 2036	685	785
Anadarko Petroleum Corp. 6.20% 2040	635	715
Anadarko Petroleum Corp. 6.60% 2046	12,895	15,636
APT Pipelines Ltd. 4.20% 2025[3]	2,975	3,058
BG Energy Capital PLC 2.875% 2016[3]	8,635	8,666
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	5,030	4,791
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,592
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,475
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,191
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,760
Cenovus Energy Inc. 3.00% 2022	19,115	17,476
Cenovus Energy Inc. 3.80% 2023	8,285	7,709
Cheniere Energy, Inc. 7.00% 2024[3]	6,620	6,806
Chesapeake Energy Corp. 3.878% 2019[5]	1,300	985
Chesapeake Energy Corp. 4.875% 2022	1,675	1,080
Chevron Corp. 2.10% 2021	15,000	15,308
Chevron Corp. 2.954% 2026	40,480	41,852
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,528
Columbia Pipeline Partners LP 3.30% 2020	1,090	1,128
Columbia Pipeline Partners LP 4.50% 2025	1,360	1,465
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,475
ConocoPhillips 4.20% 2021	9,200	9,947
ConocoPhillips 4.95% 2026	20,905	23,742
ConocoPhillips 5.95% 2046	445	557
CONSOL Energy Inc. 5.875% 2022	4,025	3,537
DCP Midstream Operating LP 4.95% 2022	1,700	1,679
Devon Energy Corp. 2.25% 2018	13,160	13,075
Devon Energy Corp. 3.25% 2022	5,355	5,201
Devon Energy Corp. 5.00% 2045	3,995	3,743
Diamond Offshore Drilling, Inc. 4.875% 2043	32,200	23,028
Ecopetrol SA 5.875% 2023	7,595	7,842
Ecopetrol SA 5.375% 2026	2,695	2,628
Ecopetrol SA 5.875% 2045	4,730	4,129
The Bond Fund of America — Page 9 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners, LP 9.875% 2019	$15,755	$18,076
Enbridge Energy Partners, LP 4.375% 2020	18,415	18,919
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,575
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,263
Enbridge Energy Partners, LP 5.875% 2025	45,055	49,938
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,441
Enbridge Energy Partners, LP 7.375% 2045	50,055	61,246
Enbridge Energy Partners, LP, Series B, 6.50% 2018	20,820	22,089
Enbridge Inc. 5.60% 2017	17,750	18,265
Enbridge Inc. 4.00% 2023	28,335	28,184
Enbridge Inc. 3.50% 2024	11,975	11,484
Energy Transfer Partners, LP 4.15% 2020	3,000	3,048
Energy Transfer Partners, LP 7.50% 2020	3,075	3,275
Energy Transfer Partners, LP 5.875% 2024	1,375	1,344
Energy Transfer Partners, LP 4.75% 2026	13,700	14,168
Energy Transfer Partners, LP 5.50% 2027	1,915	1,810
Energy Transfer Partners, LP 6.125% 2045	17,645	18,370
EnLink Midstream Partners, LP 4.40% 2024	10,930	10,274
EnLink Midstream Partners, LP 4.15% 2025	17,935	16,567
EnLink Midstream Partners, LP 5.05% 2045	2,975	2,441
Ensco PLC 5.20% 2025	1,860	1,295
Ensco PLC 5.75% 2044	3,280	1,972
Enterprise Products Operating LLC 3.95% 2027	5,405	5,748
Enterprise Products Operating LLC 4.85% 2044	1,775	1,883
Enterprise Products Operating LLC 4.90% 2046	4,895	5,298
Exxon Mobil Corp. 1.708% 2019	7,900	8,031
Exxon Mobil Corp. 2.222% 2021	15,050	15,529
Exxon Mobil Corp. 2.726% 2023	7,900	8,259
Exxon Mobil Corp. 3.043% 2026	9,585	10,161
Exxon Mobil Corp. 4.114% 2046	1,270	1,433
Gazprom OJSC 6.51% 2022[3]	8,350	9,164
Genesis Energy, LP 6.75% 2022	1,725	1,682
Halliburton Co. 3.80% 2025	16,620	17,309
Halliburton Co. 4.85% 2035	1,300	1,413
Halliburton Co. 5.00% 2045	33,415	36,574
Husky Energy Inc. 6.20% 2017	350	363
Jupiter Resources Inc. 8.50% 2022[3]	2,750	1,987
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,339
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	14,382
Kinder Morgan Energy Partners, LP 3.50% 2021	955	959
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,065
Kinder Morgan Energy Partners, LP 4.15% 2024	3,580	3,605
Kinder Morgan Energy Partners, LP 4.25% 2024	9,700	9,842
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,607
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,093
Kinder Morgan Energy Partners, LP 5.40% 2044	5,850	5,797
Kinder Morgan Energy Partners, LP 5.50% 2044	1,100	1,105
Kinder Morgan Finance Co. 5.05% 2046	9,250	8,831
Kinder Morgan, Inc. 3.05% 2019	6,810	6,887
Kinder Morgan, Inc. 4.30% 2025	27,910	28,642
Kinder Morgan, Inc. 5.30% 2034	5,825	5,713
Kinder Morgan, Inc. 5.55% 2045	20,790	21,205
NGL Energy Partners LP 6.875% 2021	2,625	2,317
NGPL PipeCo LLC 7.119% 2017[3]	3,225	3,378
The Bond Fund of America — Page 10 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
NGPL PipeCo LLC 9.625% 2019[3]	$2,915	$3,057
Noble Corp. PLC 5.00% 2018	400	395
Noble Corp. PLC 6.95% 2025	7,650	6,120
Noble Corp. PLC 7.95% 2045	4,155	2,940
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,4]	4,391	1,273
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[3,4]	9,212	1,796
PDC Energy Inc. 7.75% 2022	1,250	1,306
Peabody Energy Corp. 6.00% 2018[9]	23,420	3,089
Petrobras Global Finance Co. 8.375% 2021	7,500	7,759
Petrobras Global Finance Co. 6.85% 2115	1,910	1,461
Petróleos Mexicanos 6.375% 2021[3]	3,800	4,141
Petróleos Mexicanos 4.50% 2026	6,725	6,489
Petróleos Mexicanos 6.875% 2026[3]	21,960	24,606
Petróleos Mexicanos 6.875% 2026	5,000	5,602
Petróleos Mexicanos 7.47% 2026	MXN200,000	9,762
Petróleos Mexicanos 5.50% 2044	$25,210	22,905
Petróleos Mexicanos 5.625% 2046	1,150	1,053
Phillips 66 Partners LP 3.605% 2025	2,570	2,531
Phillips 66 Partners LP 4.68% 2045	205	190
Pioneer Natural Resources Co. 3.45% 2021	9,110	9,417
Pioneer Natural Resources Co. 4.45% 2026	1,555	1,698
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,4]	5,919	4,824
QGOG Constellation SA 6.25% 2019[3]	2,775	1,401
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,4]	2,621	2,814
Ras Laffan Liquefied Natural Gas III 6.332% 2027[4]	1,000	1,132
Sabine Pass Liquefaction, LLC 5.625% 2021	1,550	1,573
Sabine Pass Liquefaction, LLC 5.75% 2024	1,100	1,097
Sabine Pass Liquefaction, LLC 5.625% 2025	3,715	3,715
Schlumberger BV 3.00% 2020[3]	9,935	10,369
Schlumberger BV 3.625% 2022[3]	11,080	11,732
Schlumberger BV 4.00% 2025[3]	24,085	25,964
Seven Generations Energy Ltd. 6.75% 2023[3]	1,000	1,012
Shell International Finance BV 1.875% 2021	35,750	36,000
Shell International Finance BV 2.875% 2026	22,215	22,611
Shell International Finance BV 4.00% 2046	17,425	17,832
SM Energy Co. 5.625% 2025	1,800	1,557
Southwestern Energy Co. 4.10% 2022	3,315	2,975
Southwestern Energy Co. 4.95% 2025	28,855	27,809
Sunoco LP 6.25% 2021[3]	6,065	6,092
Targa Resources Corp. 4.125% 2019	2,075	2,065
Targa Resources Partners LP 6.75% 2024[3]	1,200	1,236
TC PipeLines, LP 4.375% 2025	18,045	17,805
Teekay Corp. 8.50% 2020[3]	9,310	7,844
Teekay Corp. 8.50% 2020	4,235	3,568
Tesoro Logistics LP 5.50% 2019	1,615	1,696
Tesoro Logistics LP 6.125% 2021	700	728
Tesoro Logistics LP 6.375% 2024	990	1,042
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,225
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	5,470	5,060
Transocean Inc. 6.80% 2016	2,405	2,438
Transocean Inc. 8.125% 2021	1,865	1,585
Transocean Inc. 5.05% 2022	5,135	3,659
Transportadora de Gas Peru SA 4.25% 2028[3,4]	2,535	2,545
Weatherford International PLC 4.50% 2022	2,165	1,867
The Bond Fund of America — Page 11 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Weatherford International PLC 8.25% 2023	$2,675	$2,548
Weatherford International PLC 6.75% 2040	1,835	1,367
Western Gas Partners LP 2.60% 2018	515	513
Western Gas Partners LP 4.00% 2022	5,370	5,240
Western Gas Partners LP 3.95% 2025	4,415	4,226
Western Gas Partners LP 4.65% 2026	4,065	4,112
Williams Companies, Inc. 3.70% 2023	2,480	2,207
Williams Partners LP 5.25% 2020	4,125	4,248
Williams Partners LP 3.60% 2022	18,250	17,300
Williams Partners LP 4.50% 2023	3,975	3,820
Williams Partners LP 4.30% 2024	22,380	21,096
Williams Partners LP 3.90% 2025	4,530	4,127
Williams Partners LP 4.00% 2025	30,855	28,368
Williams Partners LP 5.40% 2044	8,000	7,145
Williams Partners LP 4.90% 2045	1,950	1,663
Williams Partners LP 5.10% 2045	15,000	12,918
Woodside Finance Ltd. 4.60% 2021[3]	9,565	10,134
Woodside Petroleum Ltd. 3.65% 2025[3]	4,700	4,602
YPF SA 8.50% 2025[3]	7,700	8,164
YPF SA 8.50% 2025	600	636
		1,374,780
Consumer discretionary 3.37%
21st Century Fox America, Inc. 4.95% 2045	5,365	6,138
Amazon.com, Inc. 3.80% 2024	8,775	9,857
Amazon.com, Inc. 4.95% 2044	5,000	6,093
American Honda Finance Corp. 2.25% 2019	13,500	13,946
Bayerische Motoren Werke AG 2.00% 2021[3]	24,500	24,837
Cablevision Systems Corp. 6.75% 2021	3,050	3,119
CBS Corp. 1.95% 2017	2,000	2,012
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020[3]	6,125	6,410
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	21,540	23,222
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	32,290	35,256
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	4,550	4,630
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	3,400	3,510
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	7,875	9,357
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,850	13,009
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	2,975	2,846
Comcast Corp. 3.15% 2026	11,830	12,598
Cumulus Media Holdings Inc. 7.75% 2019	2,445	1,015
Cumulus Media Inc., Term Loan B, 4.25% 2020[4,5,7]	3,000	2,118
Daimler Finance NA LLC 2.70% 2020[3]	3,500	3,633
DaimlerChrysler North America Holding Corp. 2.625% 2016[3]	7,250	7,274
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	13,080	13,107
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	13,450	13,579
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,700	7,865
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	18,000	17,973
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	3,815	3,888
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	30,250	30,239
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	26,250	27,316
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	5,375	5,668
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,500	6,885
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,884
DISH DBS Corp. 4.25% 2018	2,000	2,045
The Bond Fund of America — Page 12 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DISH DBS Corp. 7.75% 2026[3]	$1,200	$1,242
Dollar General Corp. 4.125% 2017	938	965
Dollar General Corp. 1.875% 2018	1,817	1,837
Ford Motor Co. 4.75% 2043	2,500	2,649
Ford Motor Credit Co. 2.145% 2018	11,615	11,721
Ford Motor Credit Co. 2.375% 2018	7,440	7,534
Ford Motor Credit Co. 2.375% 2019	22,325	22,653
Ford Motor Credit Co. 2.597% 2019	21,820	22,341
Ford Motor Credit Co. 2.459% 2020	8,040	8,114
Ford Motor Credit Co. 3.157% 2020	31,000	32,175
Ford Motor Credit Co. 3.20% 2021	17,600	18,150
Ford Motor Credit Co. 3.096% 2023	2,000	2,031
Ford Motor Credit Co. 4.134% 2025	5,800	6,233
Ford Motor Credit Co. 4.389% 2026	15,000	16,415
GameStop Corp. 6.75% 2021[3]	1,050	1,039
Gannett Co., Inc. 4.875% 2021[3]	885	909
General Motors Co. 5.00% 2035	2,000	1,999
General Motors Co. 6.60% 2036	490	564
General Motors Co. 6.75% 2046	2,165	2,579
General Motors Financial Co. 2.40% 2019	24,050	24,095
General Motors Financial Co. 3.10% 2019	6,000	6,133
General Motors Financial Co. 3.50% 2019	3,715	3,847
General Motors Financial Co. 3.70% 2020	2,270	2,335
General Motors Financial Co. 3.20% 2021	10,400	10,442
General Motors Financial Co. 4.20% 2021	18,000	18,852
General Motors Financial Co. 4.375% 2021	9,100	9,615
General Motors Financial Co. 3.45% 2022	18,855	18,868
General Motors Financial Co. 3.70% 2023	11,250	11,340
General Motors Financial Co. 4.30% 2025	17,385	17,877
General Motors Financial Co. 5.25% 2026	2,765	3,013
Grupo Televisa, SAB 6.625% 2040	5,200	6,026
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,179
Home Depot, Inc. 4.25% 2046	$1,200	1,375
Hyundai Capital America 2.00% 2019[3]	7,605	7,657
Hyundai Capital America 3.00% 2020[3]	2,000	2,071
Hyundai Capital America 2.45% 2021[3]	18,000	18,111
Limited Brands, Inc. 6.875% 2035	1,750	1,781
Lowe’s Companies, Inc. 2.50% 2026	9,545	9,739
McClatchy Co. 9.00% 2022	1,300	1,274
McDonald’s Corp. 2.75% 2020	695	726
McDonald’s Corp. 3.70% 2026	11,350	12,294
McDonald’s Corp. 4.70% 2035	3,750	4,246
McDonald’s Corp. 4.875% 2045	10,050	11,767
MGM Resorts International 8.625% 2019	1,000	1,128
NBC Universal Enterprise, Inc. 1.313% 2018[3,5]	10,425	10,472
NBC Universal Enterprise, Inc. 5.25% 2049[3]	17,895	18,499
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	1,175	964
Newell Rubbermaid Inc. 2.60% 2019	6,450	6,623
Newell Rubbermaid Inc. 3.15% 2021	27,255	28,427
Newell Rubbermaid Inc. 3.85% 2023	18,205	19,340
Newell Rubbermaid Inc. 4.20% 2026	49,625	53,887
Newell Rubbermaid Inc. 5.50% 2046	35,265	42,083
RCI Banque 3.50% 2018[3]	13,500	13,925
Seminole Tribe of Florida 7.804% 2020[3,4]	3,862	3,823
The Bond Fund of America — Page 13 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[3]	$1,050	$1,016
Starbucks Corp. 2.10% 2021	1,870	1,923
Starbucks Corp. 2.70% 2022	2,675	2,827
Starbucks Corp. 4.30% 2045	3,565	4,249
Thomson Reuters Corp. 1.30% 2017	1,890	1,891
Thomson Reuters Corp. 1.65% 2017	10,990	11,041
Thomson Reuters Corp. 6.50% 2018	21,175	23,228
Thomson Reuters Corp. 4.30% 2023	8,805	9,624
Thomson Reuters Corp. 3.35% 2026	6,000	6,149
Thomson Reuters Corp. 5.65% 2043	1,905	2,219
TI Automotive Ltd. 8.75% 2023[3]	1,155	1,138
Time Warner Cable Inc. 6.75% 2018	11,650	12,787
Time Warner Cable Inc. 4.50% 2042	2,000	1,872
Time Warner Inc. 6.20% 2040	9,450	11,652
Time Warner Inc. 4.85% 2045	6,500	7,100
Toyota Motor Credit Corp. 2.15% 2020	18,500	19,028
Under Armour, Inc. 3.25% 2026	15,145	15,341
Volkswagen Group of America Finance, LLC 1.65% 2018[3]	10,500	10,498
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	5,000	5,027
WPP Finance 2010 3.75% 2024	3,000	3,178
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[3]	1,075	998
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[3]	550	534
Wynn Macau, Ltd. 5.25% 2021[3]	3,500	3,422
YUM! Brands, Inc. 5.00% 2024[3]	5,040	5,179
ZF Friedrichshafen AG 4.50% 2022[3]	570	580
ZF Friedrichshafen AG 4.75% 2025[3]	1,065	1,083
		1,052,897
Utilities 2.62%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2021[3]	4,000	4,200
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[3]	1,055	1,215
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	5,610	5,813
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023	4,000	4,145
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,929
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	1,000	1,286
AES Corp. 5.50% 2025	1,875	1,889
AES Corp. 6.00% 2026	375	383
Ameren Corp. 3.65% 2026	1,244	1,345
American Electric Power Co. 1.65% 2017	7,180	7,203
American Electric Power Co. 2.95% 2022	9,484	9,888
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	7,160
Calpine Corp. 6.00% 2022[3]	280	295
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	14,997
CMS Energy Corp. 8.75% 2019	4,352	5,249
CMS Energy Corp. 5.05% 2022	19,379	22,184
CMS Energy Corp. 3.875% 2024	12,525	13,649
CMS Energy Corp. 3.60% 2025	6,012	6,400
CMS Energy Corp. 3.00% 2026	4,729	4,844
Colbun SA 6.00% 2020[3]	2,400	2,665
Colbun SA 4.50% 2024[3]	2,450	2,567
Comision Federal de Electricidad 4.875% 2024[3]	2,500	2,637
Commonwealth Edison Company 2.55% 2026	5,294	5,392
Commonwealth Edison Company 3.65% 2046	12,500	12,840
Consolidated Edison Company of New York, Inc. 3.85% 2046	3,700	3,844
The Bond Fund of America — Page 14 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Consumers Energy Co. 5.65% 2020	$2,029	$2,327
Dominion Gas Holdings LLC 2.50% 2019	7,300	7,473
Dominion Resources, Inc. 2.962% 2019	4,045	4,121
Dominion Resources, Inc. 4.104% 2021	25,604	27,127
Duke Energy Carolinas, Inc. 2.50% 2023	8,900	9,222
Duke Energy Corp. 3.75% 2024	9,450	10,168
Dynegy Finance Inc. 7.375% 2022	700	679
E.ON International Finance BV 5.80% 2018[3]	15,000	16,084
EDP Finance BV 4.125% 2020[3]	30,600	31,700
EDP Finance BV 5.25% 2021[3]	7,000	7,437
Electricité de France SA 4.875% 2044[3]	3,850	4,055
Electricité de France SA 4.95% 2045[3]	7,865	8,718
Electricité de France SA 5.25% 2049[3]	4,750	4,542
Electricité de France SA 6.00% 2114	£300	520
Emera Inc. 6.75% 2076	$14,600	14,832
Emera US Finance LP 2.15% 2019[3]	8,708	8,815
Emera US Finance LP 2.70% 2021[3]	9,400	9,617
Emera US Finance LP 3.55% 2026[3]	9,890	10,121
Emera US Finance LP 4.75% 2046[3]	5,000	5,115
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,591
Enel Finance International SA 5.125% 2019[3]	2,000	2,210
Enel Finance International SA 6.00% 2039[3]	2,210	2,621
Enel Società per Azioni 8.75% 2073[3]	9,500	10,949
Entergy Corp. 4.70% 2017	9,900	10,041
Eversource Energy 2.50% 2021	10,000	10,299
Eversource Energy 2.70% 2026	4,810	4,925
Eversource Energy 3.35% 2026	235	249
Exelon Corp. 2.45% 2021	5,120	5,198
Exelon Corp. 3.95% 2025	4,656	4,989
Exelon Corp. 3.40% 2026	3,395	3,557
Exelon Corp. 4.45% 2046	2,420	2,596
FirstEnergy Corp. 7.375% 2031	931	1,159
FirstEnergy Corp., Series B, 4.25% 2023	10,583	10,937
Iberdrola Finance Ireland 5.00% 2019[3]	4,000	4,397
Israel Electric Corp. Ltd. 8.10% 2096[3]	6,250	7,258
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	16,924
MidAmerican Energy Holdings Co. 3.75% 2023	5,350	5,858
Mississippi Power Co. 4.25% 2042	1,853	1,664
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	21,376
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	2,800	2,915
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	5,564	6,428
Niagara Mohawk Power Corp. 3.508% 2024[3]	8,470	9,131
Niagara Mohawk Power Corp. 4.278% 2034[3]	4,000	4,350
Northeast Utilities 3.15% 2025	2,316	2,421
Northern States Power Co. 3.40% 2042	136	138
NRG Energy, Inc. 6.25% 2022	2,255	2,216
NRG Energy, Inc. 7.25% 2026[3]	5,750	5,750
NV Energy, Inc 6.25% 2020	14,920	17,683
Ohio Power Co., Series G, 6.60% 2033	2,090	2,695
Ohio Power Co., Series D, 6.60% 2033	353	453
Pacific Gas and Electric Co. 3.25% 2021	2,000	2,147
Pacific Gas and Electric Co. 2.45% 2022	104	106
Pacific Gas and Electric Co. 3.25% 2023	14,072	15,031
Pacific Gas and Electric Co. 3.85% 2023	1,307	1,435
The Bond Fund of America — Page 15 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.40% 2024	$5,358	$5,749
Pacific Gas and Electric Co. 3.75% 2024	863	946
Pacific Gas and Electric Co. 2.95% 2026	2,440	2,547
Pacific Gas and Electric Co. 3.75% 2042	531	542
Pacific Gas and Electric Co. 4.25% 2046	5,445	6,081
PacifiCorp. 3.35% 2025	5,900	6,389
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,372
PG&E Corp. 2.40% 2019	4,945	5,045
PPL Capital Funding, Inc. 3.10% 2026	28,285	28,667
Progress Energy, Inc. 7.05% 2019	8,590	9,811
Progress Energy, Inc. 7.00% 2031	5,000	6,755
Progress Energy, Inc. 7.75% 2031	6,191	8,695
Public Service Co. of Colorado 5.80% 2018	9,606	10,506
Public Service Co. of Colorado 5.125% 2019	655	731
Public Service Co. of Colorado 3.55% 2046	2,167	2,240
Public Service Electric and Gas Co., 1.90% 2021	2,035	2,071
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,644
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,086	14,094
Puget Sound Energy, Inc., First Lien, 6.00% 2021	8,500	9,905
Puget Sound Energy, Inc., First Lien, 5.625% 2022	20,391	23,312
Puget Sound Energy Inc. 3.65% 2025	884	910
Sierra Pacific Power Co. 2.60% 2026[3]	7,750	7,901
Southern California Edison Co. 1.845% 2022[4]	10,007	9,947
Southern Co. 2.15% 2019	9,325	9,504
Southern Co. 2.35% 2021	14,650	14,955
Southern Co. 3.25% 2026	11,250	11,720
Southern Co. 4.40% 2046	2,000	2,161
Tampa Electric Co. 2.60% 2022	1,908	1,972
Teco Finance, Inc. 5.15% 2020	10,153	11,290
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,4]	522	544
Virginia Electric and Power Co. 1.20% 2018	5,000	5,006
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,473
Xcel Energy Inc. 4.70% 2020	15,451	17,092
Xcel Energy Inc. 2.40% 2021	17,180	17,683
Xcel Energy Inc. 3.30% 2025	7,993	8,450
Xcel Energy Inc. 6.50% 2036	7,643	10,220
Xcel Energy Inc. 4.80% 2041	503	581
		817,900
Consumer staples 2.06%
Altria Group, Inc. 2.625% 2020	15,195	15,810
Altria Group, Inc. 2.95% 2023	6,500	6,824
Altria Group, Inc. 4.00% 2024	3,600	4,036
Altria Group, Inc. 9.95% 2038	6,350	11,464
Altria Group, Inc. 10.20% 2039	4,000	7,439
Altria Group, Inc. 4.50% 2043	3,500	3,969
Altria Group, Inc. 5.375% 2044	3,105	3,999
Anheuser-Busch InBev NV 2.65% 2021	9,350	9,699
Anheuser-Busch InBev NV 3.30% 2023	7,725	8,139
Anheuser-Busch InBev NV 3.65% 2026	38,495	41,283
Anheuser-Busch InBev NV 4.90% 2046	4,700	5,528
British American Tobacco International Finance PLC 9.50% 2018[3]	15,750	18,638
British American Tobacco International Finance PLC 2.75% 2020[3]	6,200	6,433
British American Tobacco International Finance PLC 3.50% 2022[3]	4,495	4,827
The Bond Fund of America — Page 16 of 43

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 3.95% 2025[3]	$6,200	$6,911
Coca-Cola Co. 1.80% 2016	10,500	10,519
CVS Health Corp. 1.90% 2018	5,150	5,230
CVS Health Corp. 2.80% 2020	5,150	5,366
CVS Health Corp. 2.125% 2021	19,995	20,254
CVS Health Corp. 3.50% 2022	5,150	5,553
Imperial Tobacco Finance PLC 2.05% 2018[3]	3,050	3,078
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,673	2,772
Kraft Heinz Co. 3.00% 2026[3]	16,000	16,205
Kraft Heinz Co. 6.50% 2040	2,000	2,652
Kraft Heinz Co. 4.375% 2046[3]	23,100	24,550
Kroger Co. 2.00% 2019	4,430	4,505
Kroger Co. 2.60% 2021	11,665	12,128
Kroger Co. 3.50% 2026	2,980	3,219
Molson Coors Brewing Co. 1.45% 2019	4,980	4,992
Molson Coors Brewing Co. 2.10% 2021	10,505	10,550
Molson Coors Brewing Co. 3.00% 2026	28,585	28,634
Molson Coors Brewing Co. 4.20% 2046	5,945	6,000
Pernod Ricard SA 2.95% 2017[3]	13,500	13,614
Pernod Ricard SA 4.45% 2022[3]	36,850	40,656
Philip Morris International Inc. 1.875% 2021	1,920	1,944
Philip Morris International Inc. 2.75% 2026	16,015	16,545
Philip Morris International Inc. 4.25% 2044	23,420	25,808
Reynolds American Inc. 2.30% 2018	4,365	4,438
Reynolds American Inc. 3.25% 2020	12,135	12,841
Reynolds American Inc. 3.25% 2022	19,360	20,319
Reynolds American Inc. 4.00% 2022	4,140	4,506
Reynolds American Inc. 4.85% 2023	3,750	4,290
Reynolds American Inc. 4.45% 2025	19,720	22,074
Reynolds American Inc. 5.70% 2035	750	916
Reynolds American Inc. 4.75% 2042	2,500	2,719
Reynolds American Inc. 6.15% 2043	6,640	8,711
Reynolds American Inc. 5.85% 2045	22,945	29,451
Walgreens Boots Alliance, Inc. 1.75% 2018	13,300	13,409
Walgreens Boots Alliance, Inc. 2.60% 2021	25,960	26,418
Walgreens Boots Alliance, Inc. 3.10% 2023	5,315	5,412
Walgreens Boots Alliance, Inc. 3.45% 2026	23,637	24,351
Walgreens Boots Alliance, Inc. 4.65% 2046	1,045	1,120
WM. Wrigley Jr. Co 2.90% 2019[3]	2,800	2,912
WM. Wrigley Jr. Co 3.375% 2020[3]	36,879	39,379
		643,039
Telecommunication services 0.87%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,465
AT&T Inc. 3.00% 2022	$14,600	14,973
AT&T Inc. 3.40% 2025	12,660	12,980
AT&T Inc. 4.125% 2026	19,396	20,877
AT&T Inc. 8.25% 2031	4,784	6,902
AT&T Inc. 4.50% 2035	21,330	21,864
AT&T Inc. 4.30% 2042	1,417	1,363
AT&T Inc. 4.35% 2045	25,209	24,543
AT&T Inc. 4.75% 2046	8,458	8,704
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	3,950	4,009
Deutsche Telekom International Finance BV 9.25% 2032	4,994	7,995
The Bond Fund of America — Page 17 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 6.00% 2021[3]	$4,465	$3,873
Digicel Group Ltd. 7.125% 2022[3]	1,975	1,479
France Télécom 9.00% 2031	5,053	7,849
Frontier Communications Corp. 10.50% 2022	3,275	3,478
Frontier Communications Corp. 11.00% 2025	3,175	3,310
Inmarsat PLC 4.875% 2022[3]	2,175	1,995
Intelsat Jackson Holding Co. 7.25% 2019	2,300	1,690
Intelsat Jackson Holding Co. 7.25% 2020	4,050	2,906
Ligado Networks, Term Loan, 9.75% 2020[4,5,6,7]	13,264	11,772
MetroPCS Wireless, Inc. 6.25% 2021	5,600	5,862
Orange SA 2.75% 2019	6,830	7,043
SBA Communications Corp. 2.877% 2046[3,8]	6,000	6,053
SoftBank Corp. 4.50% 2020[3]	4,250	4,399
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,786
T-Mobile US, Inc. 6.50% 2026	250	265
Trilogy International Partners, LLC 13.375% 2019[3]	5,425	5,466
Verizon Communications Inc. 4.272% 2036	41,962	43,038
Verizon Communications Inc. 4.522% 2048	13,381	13,881
Wind Acquisition SA 4.75% 2020[3]	625	616
Wind Acquisition SA 7.375% 2021[3]	7,350	7,074
Windstream Holdings, Inc. 7.75% 2021	3,225	3,056
Zayo Group Holdings, Inc. 6.00% 2023	650	666
Zayo Group Holdings, Inc. 6.375% 2025	75	77
		272,309
Industrials 0.74%
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,043
AECOM Technology Corp. 5.875% 2024	975	1,004
AerCap Holdings NV 3.75% 2019	350	354
AerCap Holdings NV 3.95% 2022	7,500	7,519
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	8,645	7,737
Builders Firstsource 7.625% 2021[3]	1,863	1,956
CEVA Group PLC, Apollo Global Securities LLC LOC, 6.50% 2021[4,5,7]	555	459
CEVA Logistics Canada, ULC, Term Loan, 6.50% 2021[4,5,7]	99	82
CEVA Logistics Holdings B.V., Term Loan, 6.50% 2021[4,5,7]	572	473
CEVA Logistics U.S. Holdings Inc., Term Loan B, 6.50% 2021[4,5,7]	789	653
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	514	530
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	2,324	2,382
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,130	3,201
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	40	43
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	5,480	5,805
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[4]	429	445
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	144	155
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	3,740	3,881
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	7,179	7,805
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	5,355	5,913
Corporate Risk Holdings LLC 9.50% 2019[3]	3,315	3,033
Corporate Risk Holdings LLC 13.50% 2020[3,6,8]	1,069	1,062
DAE Aviation Holdings, Inc. 10.00% 2023[3]	930	932
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	1,130	1,290
ENA Norte Trust 4.95% 2028[3,4]	2,938	3,015
ERAC USA Finance Co. 2.60% 2021[3]	6,000	6,106
Euramax International, Inc. 12.00% 2020[3]	3,125	3,047
European Aeronautic Defence and Space Company 2.70% 2023[3]	885	919
The Bond Fund of America — Page 18 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
FedEx Corp. 3.25% 2026	$16,100	$16,809
FedEx Corp. 4.75% 2045	1,080	1,209
Fortive Corp. 2.35% 2021[3]	4,860	4,937
Gardner Denver, Inc. 6.875% 2021[3]	1,250	1,141
General Electric Capital Corp. 2.342% 2020[3]	16,841	17,418
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,446
General Electric Corp. 5.25% 2017	4,377	4,641
Hardwoods Acquisition Inc 7.50% 2021[3]	2,400	1,836
HDTFS Inc. 5.875% 2020	1,975	2,034
Lima Metro Line Finance Ltd. 5.875% 2034[3,4]	3,167	3,325
Lockheed Martin Corp. 1.85% 2018	1,100	1,116
Lockheed Martin Corp. 2.50% 2020	6,245	6,449
Lockheed Martin Corp. 3.10% 2023	2,900	3,062
Lockheed Martin Corp. 3.55% 2026	14,080	15,392
Lockheed Martin Corp. 4.50% 2036	1,830	2,051
Lockheed Martin Corp. 4.70% 2046	7,255	8,573
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[3]	4,000	3,160
Navios Maritime Holdings Inc. 7.375% 2022[3]	3,050	1,372
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	1,178
Nortek Inc. 8.50% 2021	1,990	2,065
Ply Gem Industries, Inc. 6.50% 2022	2,350	2,324
Ply Gem Industries, Inc. 6.50% 2022	1,225	1,194
R.R. Donnelley & Sons Co. 7.875% 2021	2,600	2,704
R.R. Donnelley & Sons Co. 7.00% 2022	250	246
R.R. Donnelley & Sons Co. 6.50% 2023	850	795
Red de Carreteras de Occidente 9.00% 2028[4]	MXN61,570	3,499
Republic Services, Inc. 3.55% 2022	$500	541
Republic Services, Inc. 2.90% 2026	10,000	10,169
Republic Services, Inc. 5.70% 2041	2,000	2,549
Siemens AG 2.15% 2020[3]	5,000	5,117
Siemens AG 2.90% 2022[3]	5,000	5,305
Siemens AG 4.40% 2045[3]	3,000	3,490
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[3]	5,025	4,460
Union Pacific Corp. 5.75% 2017	12,250	13,038
United Rentals, Inc. 5.50% 2025	1,000	989
United Rentals, Inc. 5.875% 2026	275	274
Virgin Australia Holdings Ltd. 8.50% 2019[3]	800	831
Waste Management, Inc. 2.60% 2016	3,200	3,207
		232,790
Information technology 0.63%
Apple Inc. 2.25% 2021	13,250	13,643
Apple Inc. 3.25% 2026	12,250	13,032
Apple Inc. 4.65% 2046	4,000	4,518
Dell Inc. 3.48% 2019[3]	4,500	4,613
Dell Inc. 4.42% 2021[3]	6,410	6,595
Dell Inc. 7.125% 2024[3]	800	837
Dell Inc. 8.35% 2046[3]	1,275	1,378
First Data Corp. 5.375% 2023[3]	1,350	1,376
First Data Corp. 5.00% 2024[3]	8,925	8,981
Gogo Inc. 12.50% 2022[3]	5,100	5,062
Harris Corp. 1.999% 2018	6,800	6,838
Harris Corp. 2.70% 2020	3,010	3,055
Harris Corp. 3.832% 2025	1,890	2,009
The Bond Fund of America — Page 19 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 4.854% 2035	$7,765	$8,555
Harris Corp. 5.054% 2045	9,555	10,888
International Business Machines Corp. 3.45% 2026	3,400	3,704
Micron Technology, Inc. 7.50% 2023[3]	650	697
Microsoft Corp. 3.125% 2025	5,800	6,217
Oracle Corp. 1.90% 2021	25,650	25,768
Oracle Corp. 2.80% 2021	5,600	5,883
Oracle Corp. 2.65% 2026	9,000	9,022
Oracle Corp. 4.00% 2046	10,000	10,102
Qorvo, Inc. 7.00% 2025[3]	2,150	2,279
QUALCOMM Inc. 3.45% 2025	10,300	10,964
QUALCOMM Inc. 4.80% 2045	5,000	5,222
Seagate Technology LLC 4.75% 2023	2,075	1,755
Visa Inc. 3.15% 2025	13,200	14,136
Western Digital Corp. 7.375% 2023[3]	6,800	7,259
Xerox Corp. 2.95% 2017	2,535	2,557
		196,945
Materials 0.46%
Agrium Inc. 4.125% 2035	4,945	4,793
ArcelorMittal 7.75% 2041	4,995	4,783
Ashland Inc. 4.75% 2022	725	730
Ball Corp. 4.375% 2020	950	1,001
BHP Billiton Finance Ltd. 6.25% 2075[3]	7,995	8,439
BHP Billiton Finance Ltd. 6.75% 2075[3]	6,445	6,856
BlueScope Steel Ltd. 6.50% 2021[3]	600	623
CEMEX SAB de CV 5.875% 2019[3]	6,000	6,195
Chemours Co. 6.625% 2023	3,585	3,065
Chemours Co. 7.00% 2025	3,155	2,662
Cliffs Natural Resources Inc. 8.25% 2020[3]	1,125	1,142
Corporación Nacional del Cobre de Chile 4.50% 2025	5,500	5,772
CRH America, Inc. 3.875% 2025[3]	6,100	6,451
CRH America, Inc. 5.125% 2045[3]	3,000	3,202
E.I. du Pont de Nemours and Co. 5.25% 2016	500	509
Eastman Chemical Co. 3.80% 2025	5,300	5,614
Ecolab Inc. 3.25% 2023	2,260	2,377
First Quantum Minerals Ltd. 6.75% 2020[3]	7,424	6,236
First Quantum Minerals Ltd. 7.00% 2021[3]	5,049	4,083
First Quantum Minerals Ltd. 7.25% 2022[3]	1,775	1,380
FMG Resources 9.75% 2022[3]	5,240	5,816
Freeport-McMoRan Copper & Gold Inc. 3.55% 2022	2,430	2,151
Georgia Gulf Corp. 4.625% 2021	1,625	1,670
Georgia-Pacific Corp. 5.40% 2020[3]	2,000	2,268
Glencore Funding LLC 4.00% 2025[3]	3,797	3,366
Holcim Ltd. 6.00% 2019[3]	1,607	1,797
Holcim Ltd. 5.15% 2023[3]	3,315	3,693
Huntsman International LLC 4.875% 2020	1,810	1,828
International Paper Co. 3.65% 2024	8,900	9,431
Monsanto Co. 3.375% 2024	7,400	7,640
Packaging Corp. of America 4.50% 2023	1,585	1,725
Praxair, Inc. 2.25% 2020	8,339	8,646
Rayonier Advanced Materials Inc. 5.50% 2024[3]	1,200	1,032
Reynolds Group Inc. 5.75% 2020	3,355	3,474
Ryerson Inc. 11.25% 2018	414	395
The Bond Fund of America — Page 20 of 43

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Ryerson Inc. 11.00% 2022[3]	$4,305	$4,467
Teck Resources Ltd. 4.50% 2021	1,000	875
Teck Resources Ltd. 8.00% 2021[3]	4,900	5,059
United States Steel Corp. 8.375% 2021[3]	500	528
Walter Energy, Inc. 9.50% 2019[3,9]	5,125	641
Yara International ASA 7.875% 2019[3]	2,175	2,523
		144,938
Total corporate bonds & notes		8,587,504
Mortgage-backed obligations 20.16% Federal agency mortgage-backed obligations 16.93%
Fannie Mae 3.311% 2017[4]	2,427	2,468
Fannie Mae 11.00% 2020[4]	16	17
Fannie Mae 5.00% 2023[4]	1,168	1,272
Fannie Mae 5.50% 2023[4]	6,128	6,665
Fannie Mae 6.00% 2023[4]	180	198
Fannie Mae 4.50% 2024[4]	4,004	4,311
Fannie Mae 4.50% 2025[4]	4,585	4,907
Fannie Mae 4.50% 2025[4]	2,965	3,193
Fannie Mae 4.50% 2025[4]	2,462	2,628
Fannie Mae 6.00% 2026[4]	3,268	3,733
Fannie Mae 2.50% 2027[4]	18,656	19,375
Fannie Mae 2.50% 2027[4]	5,522	5,735
Fannie Mae 2.50% 2027[4]	3,624	3,762
Fannie Mae 2.50% 2027[4]	1,573	1,634
Fannie Mae 2.50% 2027[4]	1,200	1,246
Fannie Mae 2.50% 2027[4]	1,174	1,220
Fannie Mae 2.50% 2027[4]	899	934
Fannie Mae 2.50% 2027[4]	663	688
Fannie Mae 2.50% 2027[4]	557	578
Fannie Mae 2.50% 2027[4]	541	562
Fannie Mae 5.50% 2027[4]	1,430	1,606
Fannie Mae 2.50% 2028[4]	19,413	20,235
Fannie Mae 2.50% 2028[4]	5,307	5,509
Fannie Mae 6.00% 2028[4]	472	542
Fannie Mae 2.50% 2031[4,10]	374,775	387,189
Fannie Mae 3.00% 2031[4,10]	180,000	188,546
Fannie Mae 6.50% 2032[4]	112	119
Fannie Mae 6.50% 2034[4]	471	507
Fannie Mae 3.00% 2035[4]	28,511	29,990
Fannie Mae 3.00% 2035[4]	11,699	12,269
Fannie Mae 3.00% 2035[4]	9,235	9,688
Fannie Mae 3.50% 2035[4]	31,466	33,442
Fannie Mae 3.50% 2035[4]	26,034	27,669
Fannie Mae 3.50% 2035[4]	12,457	13,247
Fannie Mae 3.50% 2035[4]	4,240	4,507
Fannie Mae 4.00% 2036[4]	7,256	7,885
Fannie Mae 7.00% 2036[4]	460	536
Fannie Mae 7.00% 2036[4]	106	121
Fannie Mae 7.50% 2036[4]	356	404
Fannie Mae 8.00% 2036[4]	198	225
Fannie Mae 6.00% 2037[4]	752	861
Fannie Mae 6.00% 2037[4]	393	451
The Bond Fund of America — Page 21 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 6.50% 2037[4]	$1,557	$1,804
Fannie Mae 6.50% 2037[4]	1,003	1,123
Fannie Mae 6.50% 2037[4]	971	1,086
Fannie Mae 7.00% 2037[4]	525	587
Fannie Mae 7.00% 2037[4]	492	550
Fannie Mae 7.00% 2037[4]	169	185
Fannie Mae 7.00% 2037[4]	116	134
Fannie Mae 7.00% 2037[4]	102	118
Fannie Mae 7.00% 2037[4]	65	71
Fannie Mae 7.50% 2037[4]	256	291
Fannie Mae 7.50% 2037[4]	124	135
Fannie Mae 7.50% 2037[4]	112	126
Fannie Mae 7.50% 2037[4]	97	110
Fannie Mae 7.50% 2037[4]	80	96
Fannie Mae 7.50% 2037[4]	61	69
Fannie Mae 7.50% 2037[4]	64	66
Fannie Mae 7.50% 2037[4]	26	28
Fannie Mae 7.50% 2037[4]	15	17
Fannie Mae 8.00% 2037[4]	119	128
Fannie Mae 5.50% 2038[4]	25	29
Fannie Mae 6.00% 2038[4]	588	675
Fannie Mae 6.50% 2038[4]	36,471	42,235
Fannie Mae 4.50% 2039[4]	12,009	13,141
Fannie Mae 5.00% 2039[4]	10,808	12,159
Fannie Mae 5.50% 2039[4]	9,760	11,054
Fannie Mae 4.00% 2040[4]	9,068	9,759
Fannie Mae 4.00% 2040[4]	8,728	9,392
Fannie Mae 4.00% 2040[4]	6,081	6,542
Fannie Mae 4.00% 2040[4]	1,438	1,573
Fannie Mae 4.00% 2040[4]	1,426	1,529
Fannie Mae 4.00% 2040[4]	524	564
Fannie Mae 4.50% 2040[4]	2,759	3,019
Fannie Mae 5.00% 2040[4]	1,169	1,315
Fannie Mae 5.50% 2040[4]	4,761	5,351
Fannie Mae 4.00% 2041[4]	8,567	9,213
Fannie Mae 4.00% 2041[4]	6,458	6,946
Fannie Mae 4.00% 2041[4]	6,409	6,892
Fannie Mae 4.00% 2041[4]	4,852	5,218
Fannie Mae 4.00% 2041[4]	4,484	4,829
Fannie Mae 4.00% 2041[4]	4,367	4,697
Fannie Mae 4.00% 2041[4]	3,756	4,038
Fannie Mae 4.00% 2041[4]	3,729	4,012
Fannie Mae 4.00% 2041[4]	3,533	3,799
Fannie Mae 4.00% 2041[4]	3,440	3,693
Fannie Mae 4.00% 2041[4]	3,354	3,607
Fannie Mae 4.00% 2041[4]	3,297	3,545
Fannie Mae 4.00% 2041[4]	3,135	3,374
Fannie Mae 4.00% 2041[4]	3,111	3,343
Fannie Mae 4.00% 2041[4]	3,062	3,293
Fannie Mae 4.00% 2041[4]	3,031	3,259
Fannie Mae 4.00% 2041[4]	3,023	3,250
Fannie Mae 4.00% 2041[4]	3,005	3,232
Fannie Mae 4.00% 2041[4]	3,004	3,220
Fannie Mae 4.00% 2041[4]	2,975	3,198
The Bond Fund of America — Page 22 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[4]	$2,792	$3,002
Fannie Mae 4.00% 2041[4]	2,691	2,898
Fannie Mae 4.00% 2041[4]	2,370	2,593
Fannie Mae 4.00% 2041[4]	2,331	2,506
Fannie Mae 4.00% 2041[4]	1,490	1,630
Fannie Mae 4.00% 2041[4]	1,122	1,227
Fannie Mae 4.00% 2041[4]	753	827
Fannie Mae 4.50% 2041[4]	3,028	3,322
Fannie Mae 5.00% 2041[4]	8,652	9,649
Fannie Mae 5.00% 2041[4]	4,620	5,248
Fannie Mae 5.00% 2041[4]	3,313	3,763
Fannie Mae 5.00% 2041[4]	2,401	2,729
Fannie Mae 5.00% 2041[4]	1,578	1,793
Fannie Mae 4.00% 2042[4]	13,605	14,851
Fannie Mae 4.00% 2042[4]	12,775	13,737
Fannie Mae 4.00% 2042[4]	11,504	12,590
Fannie Mae 4.00% 2042[4]	7,934	8,531
Fannie Mae 4.00% 2042[4]	6,889	7,407
Fannie Mae 4.00% 2042[4]	3,879	4,243
Fannie Mae 4.00% 2042[4]	1,149	1,235
Fannie Mae 4.00% 2042[4]	549	591
Fannie Mae 4.00% 2043[4]	34,658	37,240
Fannie Mae 4.00% 2043[4]	10,325	11,244
Fannie Mae 4.00% 2043[4]	8,541	9,201
Fannie Mae 3.50% 2044[4]	55,096	58,314
Fannie Mae 4.00% 2045[4]	96,585	104,057
Fannie Mae 4.00% 2045[4]	71,789	78,356
Fannie Mae 4.00% 2045[4]	21,775	23,612
Fannie Mae 4.00% 2045[4]	13,417	14,638
Fannie Mae 4.00% 2045[4]	12,034	13,133
Fannie Mae 4.00% 2045[4]	11,644	12,709
Fannie Mae 3.00% 2046[4,10]	136,940	142,118
Fannie Mae 3.50% 2046[4]	44,649	46,708
Fannie Mae 3.50% 2046[4,8]	25,730	26,624
Fannie Mae 4.00% 2046[4,10]	128,200	137,317
Fannie Mae 4.00% 2046[4]	106,903	114,755
Fannie Mae 4.00% 2046[4]	91,783	98,529
Fannie Mae 4.00% 2046[4]	62,627	67,972
Fannie Mae 4.00% 2046[4,10]	59,064	63,320
Fannie Mae 4.00% 2046[4]	7,816	8,191
Fannie Mae 4.00% 2046[4]	5,412	5,693
Fannie Mae 4.00% 2046[4]	4,090	4,390
Fannie Mae 4.00% 2046[4]	3,560	3,744
Fannie Mae 4.00% 2046[4]	2,450	2,576
Fannie Mae 4.00% 2046[4]	479	504
Fannie Mae 4.50% 2046[4,10]	200,000	218,207
Fannie Mae 4.50% 2046[4,10]	175,300	191,368
Fannie Mae 4.50% 2046[4]	39,956	44,020
Fannie Mae 4.50% 2046[4]	11,137	12,204
Fannie Mae 4.50% 2046[4]	5,019	5,529
Fannie Mae 4.50% 2046[4]	3,218	3,545
Fannie Mae 4.50% 2046[4]	1,532	1,688
Fannie Mae 7.00% 2047[4]	188	217
Fannie Mae 7.00% 2047[4]	14	17
The Bond Fund of America — Page 23 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[4]	$19	$20
Fannie Mae, Series 2001-4, Class GA, 9.363% 2025[4,5]	46	51
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[4,5]	43	48
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4]	835	827
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[4]	207	244
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[4]	1,504	1,708
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[4,5]	9	10
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[4]	1,680	1,553
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[4]	1,473	1,353
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[4]	476	437
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[4]	2,296	2,718
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	530	617
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	1,277	1,510
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[4,5]	1,718	2,044
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 1.007% 2048[3,4,5]	48	48
Freddie Mac 5.00% 2023[4]	1,076	1,165
Freddie Mac 5.00% 2023[4]	40	44
Freddie Mac 5.00% 2023[4]	6	7
Freddie Mac 5.00% 2024[4]	2,573	2,772
Freddie Mac 4.50% 2030[4]	1,239	1,353
Freddie Mac 3.00% 2034[4]	21,065	22,149
Freddie Mac 3.50% 2034[4]	16,746	17,828
Freddie Mac 3.00% 2035[4]	101,730	106,975
Freddie Mac 3.00% 2035[4]	6,183	6,502
Freddie Mac 3.00% 2035[4]	2,585	2,712
Freddie Mac 3.50% 2035[4]	48,881	52,059
Freddie Mac 3.50% 2035[4]	45,227	48,174
Freddie Mac 3.50% 2035[4]	43,100	45,895
Freddie Mac 3.50% 2035[4]	42,744	45,519
Freddie Mac 3.50% 2035[4]	23,803	25,355
Freddie Mac 3.50% 2035[4]	8,191	8,725
Freddie Mac 3.50% 2035[4]	6,781	7,223
Freddie Mac 3.50% 2035[4]	4,203	4,477
Freddie Mac 3.50% 2036[4]	44,334	47,227
Freddie Mac 4.00% 2036[4]	10,095	10,914
Freddie Mac 4.50% 2037[4]	5,764	6,308
Freddie Mac 5.50% 2037[4]	2,192	2,491
Freddie Mac 5.50% 2037[4]	50	56
Freddie Mac 5.50% 2037[4]	12	13
Freddie Mac 7.00% 2037[4]	155	171
Freddie Mac 7.50% 2037[4]	320	364
Freddie Mac 5.50% 2038[4]	1,600	1,794
Freddie Mac 5.50% 2038[4]	651	732
Freddie Mac 5.50% 2038[4]	273	307
Freddie Mac 5.50% 2038[4]	175	197
Freddie Mac 4.50% 2039[4]	1,458	1,596
Freddie Mac 5.00% 2039[4]	11,305	12,474
Freddie Mac 5.50% 2039[4]	12,154	13,560
Freddie Mac 5.50% 2039[4]	3,859	4,343
Freddie Mac 4.50% 2040[4]	26,547	29,128
Freddie Mac 5.50% 2040[4]	7	8
Freddie Mac 4.50% 2041[4]	10,599	11,643
Freddie Mac 4.50% 2041[4]	2,714	2,982
Freddie Mac 4.50% 2041[4]	1,551	1,707
The Bond Fund of America — Page 24 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2041[4]	$539	$592
Freddie Mac 5.00% 2041[4]	9,067	10,073
Freddie Mac 5.00% 2041[4]	3,464	3,840
Freddie Mac 5.50% 2041[4]	5,613	6,317
Freddie Mac 4.00% 2042[4]	9,639	10,454
Freddie Mac 4.00% 2043[4]	19,382	21,135
Freddie Mac 4.00% 2045[4]	44,147	48,109
Freddie Mac 4.00% 2045[4]	18,995	20,782
Freddie Mac 4.00% 2045[4]	10,962	12,004
Freddie Mac 3.50% 2046[4]	127,976	135,043
Freddie Mac 3.50% 2046[4]	55,351	57,557
Freddie Mac 3.50% 2046[4,10]	35,635	37,572
Freddie Mac 4.00% 2046[4,10]	220,000	235,264
Freddie Mac 4.00% 2046[4,10]	74,550	79,792
Freddie Mac 4.00% 2046[4]	56,352	60,634
Freddie Mac 4.00% 2046[4]	13,462	14,526
Freddie Mac 4.00% 2046[4]	5,426	5,813
Freddie Mac 4.00% 2046[4]	2,067	2,163
Freddie Mac 4.50% 2046[4]	3,995	4,400
Freddie Mac 6.50% 2047[4]	201	229
Freddie Mac, Series 2890, Class KT, 4.50% 2019[4]	886	916
Freddie Mac, Series 2626, Class NG, 3.50% 2023[4]	31	32
Freddie Mac, Series 2122, Class QM, 6.25% 2029[4]	969	1,080
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[4]	1,114	1,065
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[4]	1,003	917
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[4]	950	912
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[4]	857	799
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[4]	18	17
Freddie Mac, Series 3257, Class PA, 5.50% 2036[4]	10,423	11,856
Freddie Mac, Series 3286, Class JN, 5.50% 2037[4]	8,022	9,087
Freddie Mac, Series 3318, Class JT, 5.50% 2037[4]	4,392	4,976
Government National Mortgage Assn. 10.00% 2021[4]	43	46
Government National Mortgage Assn. 2.50% 2028[4]	3,365	3,508
Government National Mortgage Assn. 5.00% 2035[4]	1,019	1,118
Government National Mortgage Assn. 6.00% 2038[4]	7,922	9,085
Government National Mortgage Assn. 6.50% 2038[4]	221	259
Government National Mortgage Assn. 3.50% 2039[4]	4,963	5,273
Government National Mortgage Assn. 5.00% 2039[4]	1,167	1,270
Government National Mortgage Assn. 3.50% 2040[4]	5,470	5,848
Government National Mortgage Assn. 4.50% 2040[4]	2,629	2,871
Government National Mortgage Assn. 5.50% 2040[4]	6,908	7,755
Government National Mortgage Assn. 3.50% 2041[4]	31	33
Government National Mortgage Assn. 4.00% 2041[4]	292	314
Government National Mortgage Assn. 4.50% 2041[4]	14,888	16,040
Government National Mortgage Assn. 4.50% 2041[4]	1,429	1,537
Government National Mortgage Assn. 4.50% 2041[4]	1,074	1,158
Government National Mortgage Assn. 4.50% 2041[4]	836	899
Government National Mortgage Assn. 5.00% 2041[4]	7,736	8,406
Government National Mortgage Assn. 3.50% 2042[4]	1,172	1,230
Government National Mortgage Assn. 3.50% 2043[4]	3,390	3,602
Government National Mortgage Assn. 4.50% 2043[4]	813	874
Government National Mortgage Assn. 4.50% 2043[4]	435	468
Government National Mortgage Assn. 4.00% 2045[4]	4,414	4,725
Government National Mortgage Assn. 4.00% 2045[4]	1,096	1,173
The Bond Fund of America — Page 25 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 2045[4]	$560	$599
Government National Mortgage Assn. 4.00% 2045[4]	0	—
Government National Mortgage Assn. 4.50% 2045[4]	150,115	161,213
Government National Mortgage Assn. 4.50% 2045[4]	113,131	121,471
Government National Mortgage Assn. 4.50% 2045[4]	87,214	93,704
Government National Mortgage Assn. 4.50% 2045[4]	85,051	91,345
Government National Mortgage Assn. 4.50% 2045[4]	69,397	74,935
Government National Mortgage Assn. 4.50% 2045[4]	49,515	53,215
Government National Mortgage Assn. 4.50% 2045[4]	38,459	41,302
Government National Mortgage Assn. 4.50% 2045[4]	23,715	25,468
Government National Mortgage Assn. 5.00% 2045[4]	1,982	2,213
Government National Mortgage Assn. 5.00% 2045[4]	975	1,094
Government National Mortgage Assn. 5.00% 2045[4]	493	551
Government National Mortgage Assn. 5.00% 2045[4]	492	550
Government National Mortgage Assn. 4.00% 2046[4,10]	422,110	451,229
Government National Mortgage Assn. 4.00% 2046[4]	18,123	18,875
Government National Mortgage Assn. 4.00% 2046[4]	2,588	2,695
Government National Mortgage Assn. 4.692% 2061[4]	893	938
Government National Mortgage Assn. 4.70% 2061[4]	5,214	5,471
Government National Mortgage Assn. 4.70% 2061[4]	786	823
Government National Mortgage Assn. 4.72% 2061[4]	379	396
Government National Mortgage Assn. 4.771% 2061[4]	410	428
Government National Mortgage Assn. 4.774% 2061[4]	405	425
Government National Mortgage Assn. 4.822% 2061[4]	2,156	2,249
Government National Mortgage Assn. 4.859% 2061[4]	1,250	1,302
Government National Mortgage Assn. 5.104% 2061[4]	1,490	1,574
Government National Mortgage Assn. 5.110% 2061[4]	1,874	2,003
Government National Mortgage Assn. 4.669% 2063[4]	856	900
Government National Mortgage Assn. 1.326% 2064[4,5]	516	519
Government National Mortgage Assn. 4.756% 2064[4]	1,498	1,567
Government National Mortgage Assn. 5.182% 2064[4]	1,038	1,101
Government National Mortgage Assn. 6.549% 2064[4]	568	608
Government National Mortgage Assn. 5.031% 2065[4]	1,007	1,064
Government National Mortgage Assn., Series 2012-H20, Class PT, 1.507% 2062[4,5]	3,769	3,797
National Credit Union Administration, Series 2010-R2, Class 1A, 0.835% 2017[4,5]	883	884
National Credit Union Administration, Series 2011-R3, Class 1A, 0.845% 2020[4,5]	1,005	1,004
National Credit Union Administration, Series 2011-R1, Class 1A, 0.915% 2020[4,5]	1,246	1,249
		5,292,851
Commercial mortgage-backed securities 2.02%
Aventura Mall Trust, Series A, 3.867% 2032[3,4,5]	8,000	8,662
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[4,5]	1,508	1,507
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[4,5]	2,602	2,645
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.80% 2049[4,5]	4,083	4,206
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[4,5]	4,645	4,841
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[4,5]	4,483	4,720
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[4,5]	3,223	3,360
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4,5]	1,411	1,463
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[4,5]	5,730	5,992
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[4]	3,715	3,722
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.345% 2049[4,5]	7,468	7,756
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[4]	7,622	7,634
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.889% 2043[3,4,5]	1,750	1,748
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	11,877	12,011
The Bond Fund of America — Page 26 of 43

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[4,5]	$2,459	$2,543
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[4]	2,000	2,180
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,4]	30,025	31,608
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[4]	17,518	17,550
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[4,5]	14,190	14,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[4,5]	2,950	3,051
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[4,5]	12,708	12,945
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[3,4]	11,130	12,391
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	936	947
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[3,4,5]	7,826	7,755
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[4]	2,817	2,851
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	26,946	27,197
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	8,614	8,899
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[4,5]	13,585	14,058
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[3,4,5]	4,500	5,091
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[4,5]	932	960
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[4]	6,300	6,857
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,4]	27,420	27,559
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,4]	17,000	17,100
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,4]	6,210	6,250
Hilton USA Trust, Series 2013-HLF, Class DFX, 4.407% 2030[3,4]	17,065	17,176
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[4,5]	109	109
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[4,5]	627	626
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399% 2045[4]	771	770
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A1A, 5.546% 2045[4]	2,928	2,925
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3A, Class A2, 3.673% 2046[3,4]	671	673
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[4,5]	1,553	1,572
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[4]	1,661	1,691
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[4,5]	37,493	38,463
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[4,5]	32,826	33,568
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[4]	13,705	14,156
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[4,5]	2,663	2,758
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	19,325	21,112
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[4,5]	6,139	6,362
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	15,931	16,213
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4,5]	4,275	4,338
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[4,5]	29,467	30,399
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[4,5]	8,680	9,171
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[4,5]	7,050	7,208
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	27,828	27,974
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[4,5]	7,298	7,532
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[4]	750	803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[4]	500	537
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,4]	6,885	7,326
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.82% 2042[4,5]	2,329	2,408
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	8,029	8,085
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[3,4]	4,950	5,532
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[4]	13,600	13,864
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,4,5]	1,485	1,667
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[4,5]	16,081	16,689
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4,5]	3,286	3,282
The Bond Fund of America — Page 27 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[4,5]	$17,020	$17,395
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[4,5]	15,250	15,720
		630,652
Other mortgage-backed securities 0.83%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,4]	4,250	4,275
Bank of Nova Scotia 2.15% 2016[3,4]	4,650	4,655
Bank of Nova Scotia 1.75% 2017[3,4]	14,150	14,234
Caisse Centrale Desjardins 1.60% 2017[3,4]	3,375	3,394
Commonwealth Bank of Australia 2.25% 2017[3,4]	4,150	4,188
Commonwealth Bank of Australia 1.875% 2018[3,4]	10,300	10,448
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,4]	4,400	4,414
DNB ASA 1.45% 2019[3,4]	4,375	4,399
Freddie Mac, Series KF02, Class A2, multifamily 0.996% 2020[4,5]	8,897	8,942
Freddie Mac, Series KF02, Class A3, multifamily 1.076% 2020[4,5]	4,175	4,196
Freddie Mac, Series K722, Class A1, multifamily 2.183% 2022[4]	24,300	25,045
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[4]	3,435	3,542
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[4,5]	24,490	27,261
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[4]	13,500	14,636
Freddie Mac, Series K052, Class A1, multifamily 2.598% 2025[4]	8,872	9,300
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[4]	8,000	8,377
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[4]	5,600	5,904
National Australia Bank 2.00% 2017[3,4]	3,500	3,531
National Australia Bank 1.25% 2018[3,4]	2,880	2,887
National Bank of Canada 2.20% 2016[3,4]	4,175	4,189
Nordea Eiendomskreditt AS 2.125% 2017[3,4]	4,000	4,011
Nordea Kredit 2.00% 2037[4]	DKr111,234	16,763
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	86,041	12,967
Royal Bank of Canada 1.125% 2017[4]	$4,000	4,001
Royal Bank of Canada 2.00% 2019[4]	4,075	4,133
Swedbank AB 2.125% 2016[3,4]	3,400	3,408
Swedbank AB 1.375% 2018[3,4]	4,375	4,398
Toronto-Dominion Bank 1.625% 2016[3,4]	4,400	4,407
Toronto-Dominion Bank 1.50% 2017[3,4]	10,000	10,041
Westpac Banking Corp. 2.45% 2016[3,4]	4,325	4,352
Westpac Banking Corp. 1.25% 2017[3,4]	4,425	4,438
Westpac Banking Corp. 1.375% 2018[3,4]	4,375	4,396
Westpac Banking Corp. 1.85% 2018[3,4]	9,000	9,126
Westpac Banking Corp. 2.00% 2019[3,4]	7,150	7,299
		261,557
Collateralized mortgage-backed (privately originated) 0.38%
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.946% 2025[3,4,5,8]	11,263	11,178
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.453% 2023[3,4,5]	1,441	1,449
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.053% 2024[3,4,5]	1,132	1,138
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.953% 2025[4,5]	982	985
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	143	154
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	19	21
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	1,113	1,191
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	18	20
Freddie Mac, Series 2013-DN2, Class M-1, 1.903% 2023[4,5]	3,587	3,606
Freddie Mac, Series 2013-DN1, Class M-1, 3.853% 2023[4,5]	3,973	4,059
Freddie Mac, Series 2014-DN2, Class M-1, 1.303% 2024[4,5]	1,271	1,272
Freddie Mac, Series 2014-DN1, Class M-1, 1.453% 2024[4,5]	525	526
The Bond Fund of America — Page 28 of 43

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2014-HQ2, Class M-1, 1.903% 2024[4,5]	$6,443	$6,477
Freddie Mac, Series 2014-DN2, Class M-2, 2.103% 2024[4,5]	2,965	2,972
Freddie Mac, Series 2014-HQ1, Class M-1, 2.103% 2024[4,5]	2,767	2,776
Freddie Mac, Series 2014-HQ3, Class M-1, 2.103% 2024[4,5]	91	91
Freddie Mac, Series 2014-HQ2, Class M-2, 2.653% 2024[4,5]	17,865	17,888
Freddie Mac, Series 2014-DN4, Class M-2, 2.853% 2024[4,5]	4,098	4,132
Freddie Mac, Series 2014-HQ1, Class M-2, 2.953% 2024[4,5]	9,200	9,331
Freddie Mac, Series 2015-HQ2, Class M-1, 1.553% 2025[4,5]	1,548	1,549
Freddie Mac, Series 2015-HQ2, Class M-2, 2.403% 2025[4,5]	7,950	7,893
Freddie Mac, Series 2016-DNA-3, Class M-1, 1.546% 2028[4,5]	6,375	6,384
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.603% 2028[4,5]	1,779	1,780
Station Place Securitization Trust, Series 2016-1, Class A, 1.453% 2048[4,5,8]	9,000	9,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[3,4,5,8]	13,500	13,500
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.873% 2037[4,5]	12,396	10,048
		119,420
Total mortgage-backed obligations		6,304,480
Asset-backed obligations 3.86%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,4]	1,000	1,006
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[3,4]	500	508
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	18,075	18,276
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,4]	15,095	15,378
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,4]	16,845	17,165
Aesop Funding LLC, Series 2016-1-A, Class A, 2.99% 2022[3,4]	4,810	4,981
Ally Master Owner Trust, Series 2014-1, Class A1, 0.912% 2019[4,5]	8,015	8,017
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[4]	8,700	8,713
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	30,600	30,798
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[4]	1,434	1,434
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[4]	441	441
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[4]	3,405	3,404
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[4]	8,275	8,266
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	3,095	3,096
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[4]	645	658
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[4]	5,945	6,078
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[4]	5,337	5,410
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,4]	535	534
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,4]	9,719	9,742
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,4]	11,628	11,630
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,4]	2,960	2,974
Babson CLO Ltd., Series 2012-2-A, Class A-1-R, CLO, 1.866% 2023[3,4,5]	8,505	8,483
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,4]	3,702	3,705
Black Diamond CLO Ltd., Series 2006-1-A, Class AD, CLO, 0.888% 2019[3,4,5]	9,351	9,256
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[4]	10,580	10,646
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	12,000	12,080
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A-5, 1.60% 2021[4]	14,485	14,670
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[3,4,5,8]	39,891	38,970
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[3,4,5,8]	22,774	22,210
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	9,900	9,916
Chase Issuance Trust, Series 2013-A7, Class A, 0.872% 2020[4,5]	11,955	11,985
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.885% 2026[3,4,5]	10,182	10,147
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,4]	1,232	1,233
Chrysler Capital Auto Receivables Trust, Series 2015-A-A, Class A-3, 1.22% 2019[3,4]	5,000	5,009
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,4]	3,850	3,861
The Bond Fund of America — Page 29 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,4]	$16,663	$16,647
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,4]	18,303	18,312
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,4]	9,880	10,014
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[4,5]	13,590	13,782
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 2.19% 2033[4,5]	737	738
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[4]	396	399
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,4]	528	532
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,4]	1,223	1,223
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,4]	2,646	2,644
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,4]	3,032	3,031
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,4]	2,000	2,008
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,4]	3,125	3,144
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,4]	10,000	10,083
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,4]	2,395	2,412
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.622% 2035[4,5]	4,672	4,191
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.582% 2037[4,5]	6,586	5,836
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.592% 2037[4,5]	9,996	9,164
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.792% 2020[4,5]	9,970	9,994
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,4]	3,892	3,903
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,4]	820	820
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,4]	4,000	4,010
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,4]	15,145	15,191
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,4]	9,635	9,652
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,4]	11,700	11,805
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,4]	15,815	16,031
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,4]	22,000	22,629
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,4]	2,890	2,898
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,4]	3,716	3,720
Drivetime Auto Owner Trust, Series 2016-2-A, Class A, 1.73% 2019[3,4]	2,740	2,740
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,4]	2,730	2,760
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,4]	8,860	8,877
Drivetime Auto Owner Trust, Series 2016-2-A, Class C, 3.67% 2022[3,4]	2,135	2,164
Dryden Senior Loan Fund, Series 2012-23-RA, Class A-1-R, CLO, 1.878% 2023[3,4,5]	10,000	9,950
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	3,168	3,162
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	5,245	5,245
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	3,680	3,757
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,4]	24,110	24,567
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,4]	9,165	9,424
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	43,165	43,448
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,4]	20,400	20,852
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,4]	23,070	23,722
Ford Credit Floorplan Master Owner Trust, Series 2013-2, Class A, 2.09% 2022[3,4]	2,760	2,806
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[4]	10,890	11,041
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	232	234
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.642% 2041[3,4,5]	2,393	2,320
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 5.525% 2041[3,4,5]	1,974	1,885
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,4]	7,119	7,109
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.845% 2028[3,4,5]	5,655	5,658
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	3,692	3,691
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2011-1A, Class A-2, 3.29% 2018[3,4]	690	696
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	36,500	36,525
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	20,595	21,132
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,4]	36,883	37,415
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,4]	1,939	1,969
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-2A, Class A, 2.95% 2022[3,4]	5,000	5,144
The Bond Fund of America — Page 30 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,4]	$2,604	$2,565
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.383% 2035[4,5]	5,199	4,934
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[4]	9,003	9,002
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.613% 2037[4,5]	5,161	4,508
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.884% 2033[4,5]	937	924
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	454	462
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[4]	233	240
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[4]	765	794
Magnetite CLO Ltd., Series 2012-6-A, Class A-R, 1.903% 2023[3,4,5]	18,965	18,923
Marine Park CLO Ltd., Series 2012-1-A, Class A1-AR, CLO, 1.906% 2023[3,4,5]	35,000	34,864
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,4]	9,939	9,985
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.133% 2035[4,5]	2,876	2,813
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,4,8]	3,480	3,481
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.942% 2021[3,4,5]	1,422	1,422
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.922% 2022[3,4,5]	456	456
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.023% 2040[4,5]	2,045	1,942
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,4]	4,000	4,022
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class AR, CLO, 1.903% 2023[3,4,5]	12,039	12,001
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, 1.923% 2025[3,4,5]	14,850	14,734
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,4]	2,925	2,929
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,4]	4,000	4,018
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,4]	11,220	11,350
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,4]	3,240	3,321
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,4]	2,000	1,905
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[3,4]	7,500	7,507
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[3,4]	12,750	12,575
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[3,4]	10,855	10,563
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[4]	378	385
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.583% 2036[4,5]	715	612
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[4]	110	110
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	4,535	4,536
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[4]	1,486	1,487
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[4]	205	206
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[4]	1,547	1,547
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[4]	3,263	3,273
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[4]	4,465	4,492
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[4]	1,175	1,187
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[4]	16,335	16,490
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[4]	8,195	8,340
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[4]	14,335	14,541
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[4]	5,820	5,915
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[4]	16,915	17,262
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[4]	4,925	5,075
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.138% 2017[4,5]	2,289	2,288
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.042% 2022[3,4,5]	1,663	1,662
SLM Student Loan Trust, Series 2003-10, Class A-4, 1.124% 2039[3,4,5]	£1,160	1,261
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,4]	$1,400	1,418
Social Professional Loan Program LLC, Series 2015-C, Class A-2, 2.51% 2033[3,4]	5,261	5,267
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.496% 2035[3,4,5]	4,214	4,136
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,4]	16,499	16,712
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.207% 2030[4,5]	3,600	3,501
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.457% 2033[4,5]	10,000	9,673
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.957% 2035[4,5]	2,650	2,286
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,4]	3,117	3,129
The Bond Fund of America — Page 31 of 43

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Trade Maps Ltd., 2013-1-A-A, 1.145% 2018[3,4,5]	$14,685	$14,628
Trade Maps Ltd., 2013-1-A-B, 1.695% 2018[3,4,5]	2,900	2,879
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[4]	6,735	7,343
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[4]	1,340	1,370
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[4]	3,000	3,185
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	13,500	13,505
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,4]	965	965
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[3,4]	2,750	2,731
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,4]	4,500	4,550
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[3,4]	3,875	3,827
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.922% 2022[4,5]	1,600	1,599
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	6,935	6,945
		1,206,344
Bonds & notes of governments & government agencies outside the U.S. 3.73%
Abu Dhabi (Emirate of) 3.125% 2026[3]	5,000	5,165
Argentina (Republic of) 7.00% 2017	5,960	6,123
Argentina (Republic of) 6.875% 2021[3]	3,075	3,290
Argentina (Republic of) 7.50% 2026[3]	4,925	5,351
Argentina (Republic of) 8.28% 2033[4,6,9]	4,984	5,572
Argentina (Republic of) 0% 2035	25,700	2,743
Argentina (Republic of) 7.625% 2046[3]	4,250	4,607
Armenia (Republic of) 7.15% 2025[3]	4,810	4,906
Australian Government, Series 133, 5.50% 2023	A$5,000	4,605
Bermuda Government 4.138% 2023[3]	$1,700	1,772
Bermuda Government 4.854% 2024[3]	20,600	22,145
Brazil (Federal Republic of) 10.00% 2025	BRL14,000	3,916
Brazilian Treasury Bill 0% 2018	400,000	103,936
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	$10,470	10,471
City of Buenos Aires Argentina 8.95% 2021[4]	1,000	1,118
Colombia (Republic of) Global 4.50% 2026	7,200	7,695
Costa Rica (Republic of) 4.25% 2023	1,798	1,722
Dominican Republic 7.50% 2021[4]	950	1,058
Dominican Republic 5.875% 2024[4]	1,640	1,718
Dominican Republic 5.50% 2025[3]	10,380	10,614
Dominican Republic 6.875% 2026[3]	4,300	4,762
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	4,100	4,103
FMS Wertmanagement 1.125% 2016	4,050	4,055
FMS Wertmanagement 1.00% 2017	4,400	4,415
FMS Wertmanagement 1.625% 2018	6,400	6,513
German Government 0.10% 2026[2]	€20,146	24,808
Hungarian Government 4.00% 2019	$3,000	3,118
Hungarian Government 6.375% 2021	4,000	4,559
Hungarian Government 5.375% 2023	5,900	6,561
India (Republic of) 8.83% 2023	INR387,200	6,123
India (Republic of) 8.60% 2028	1,667,600	26,440
India (Republic of) 9.20% 2030	328,200	5,489
Indonesia (Republic of) 4.875% 2021[3]	$2,000	2,176
Indonesia (Republic of) 3.75% 2022	13,255	13,736
Indonesia (Republic of) 3.375% 2023	9,350	9,436
Indonesia (Republic of) 4.75% 2026[3]	7,250	7,912
Indonesia (Republic of) 4.75% 2026	3,500	3,820
Iraq (Republic of) 5.80% 2028[4]	5,150	3,940
Ivory Coast Government 6.375% 2028[3,4]	7,275	7,056
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,163
The Bond Fund of America — Page 32 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japanese Government, Series 18, 0.10% 2024[2]	¥8,618,775	$88,345
Japanese Government, Series 19, 0.10% 2024[2]	2,985,000	30,857
Japanese Government, Series 20, 0.10% 2025[2]	23,429,500	242,315
Kazakhstan (Republic of) 5.125% 2025[3]	$2,250	2,472
Kazakhstan (Republic of) 6.50% 2045[3]	2,250	2,622
Kenya (Republic of) 6.875% 2024[3]	8,195	7,601
Kingdom of Jordan 6.125% 2026[3]	2,090	2,213
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,153
Letras del Banco Central de la Republica Argentina 0% 2016	ARS52,130	3,392
Letras del Banco Central de la Republica Argentina 0% 2016	34,810	2,197
Malaysian Government, Series 0315, 3.659% 2020	MYR55,000	13,816
Morocco Government 4.25% 2022	$5,400	5,689
Morocco Government 5.50% 2042	10,200	11,056
New Zealand Government 6.00% 2021	NZ$25,000	21,116
Nigeria (Republic of) 5.125% 2018[3]	$4,900	4,923
Nigeria (Republic of) 6.375% 2023	3,590	3,474
Pakistan (Republic of) 8.25% 2025	2,900	3,079
Paraguay (Republic of) 5.00% 2026[3]	1,575	1,677
Peru (Republic of) 4.125% 2027	3,500	3,868
Polish Government 2.75% 2023[2]	PLN34,230	9,644
Republic of Honduras 8.75% 2020	$4,175	4,697
Republic of Honduras 7.50% 2024[4]	3,330	3,630
Slovenia (Republic of) 5.50% 2022	22,410	25,492
Slovenia (Republic of) 5.85% 2023	15,500	18,023
Slovenia (Republic of) 5.85% 2023[3]	2,750	3,198
Slovenia (Republic of) 5.25% 2024	8,810	9,947
South Africa (Republic of) 5.50% 2020	1,000	1,081
State of Qatar 2.375% 2021[3]	3,000	3,039
State of Qatar 3.25% 2026[3]	5,850	5,979
State of Qatar 4.625% 2046[3]	3,000	3,275
Swedish Export Credit Corp. 2.875% 2023[3]	9,000	8,910
Turkey (Republic of) 4.557% 2018[3]	1,195	1,241
Turkey (Republic of) 5.625% 2021	16,350	17,862
Turkey (Republic of) 9.00% 2024	TRY11,025	3,846
Turkey (Republic of) 4.25% 2026	$7,700	7,840
Turkey (Republic of) 8.00% 2034	1,250	1,687
Turkey (Republic of) 6.00% 2041	2,820	3,164
Turkey (Republic of) 4.875% 2043	2,750	2,694
Turkey (Republic of) 6.625% 2045	200	243
United Mexican States Government 4.00% 2040[2]	MXN16,788	1,007
United Mexican States Government, Series M, 6.50% 2021	2,139,300	122,409
United Mexican States Government, Series M, 5.75% 2026	517,500	28,124
United Mexican States Government Global, 3.50% 2021	$1,500	1,590
United Mexican States Government Global 3.60% 2025	7,600	7,971
United Mexican States Government Global 4.125% 2026	10,750	11,677
United Mexican States Government Global 5.55% 2045	2,500	3,003
United Mexican States Government Global, Series A, 5.125% 2020	1,250	1,393
United Mexican States Government Global, Series A, 3.625% 2022	6,000	6,345
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,630
Venezuela (Republic of) 12.75% 2022[4]	765	390
Venezuela (Republic of) 8.25% 2024	2,335	987
Venezuela (Republic of) 7.65% 2025	915	377
Venezuela (Republic of) 11.75% 2026	1,530	734
Venezuela (Republic of) 9.25% 2027	3,480	1,697
Venezuela (Republic of) 9.25% 2028	385	167
The Bond Fund of America — Page 33 of 43

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Venezuela (Republic of) 11.95% 2031[4]	$2,210	$1,050
Venezuela (Republic of) 9.375% 2034	350	153
Venezuela (Republic of) 7.00% 2038	495	199
Zambia (Republic of) 5.375% 2022	2,750	2,159
Zambia (Republic of) 8.97% 2027[3,4]	3,245	2,823
		1,165,954
Federal agency bonds & notes 0.91%
CoBank, ACB 1.253% 2022[3,5]	29,725	27,719
Fannie Mae 2.625% 2024	23,090	24,858
Fannie Mae 2.125% 2026	14,240	14,661
Fannie Mae 7.125% 2030	3,900	6,132
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	5,000	5,177
Federal Farm Credit Banks 0.496% 2017[5]	26,250	26,253
Federal Farm Credit Banks 0.508% 2017[5]	21,501	21,508
Federal Home Loan Bank 2.75% 2018	16,635	17,280
Federal Home Loan Bank 3.375% 2023	28,050	31,557
Federal Home Loan Bank 5.50% 2036	600	864
Freddie Mac 1.25% 2019	26,500	26,814
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,468
Tennessee Valley Authority 1.875% 2022	15,600	16,005
Tennessee Valley Authority 4.65% 2035	4,000	5,038
Tennessee Valley Authority 5.25% 2039	21,250	29,362
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	27,427
		284,123
Municipals 0.78%
State of California, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,470	1,508
State of California, Various Purpose G.O. Bonds, 7.60% 2040	10,710	17,372
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 2.203% 2018	10,000	10,173
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.69% 2038 (put 2017)[5]	2,400	2,397
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,980	2,125
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	6,550	6,854
State of Florida, State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	12,350	12,886
State of Illinois, G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	764
State of Illinois, G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,621
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,230	3,529
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	889
State of Illinois, G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,303
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	800	867
State of Illinois, G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,301
State of Illinois, G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	6,375	6,773
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	2,275	2,476
State of Illinois, G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,483
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	17,900	19,488
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[4]	601	587
State of Illinois, Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,000	1,102
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.41% 2050 (put 2025)[5]	4,650	4,627
State of Iowa, Fin. Auth., Single-family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,000	1,108
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,440	1,522
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,530	3,751
The Bond Fund of America — Page 34 of 43

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$3,710	$3,953
State of Maryland, Montgomery County, Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	700	734
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 178, 3.50% 2042	1,000	1,076
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	555	587
State of Michigan, Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,299
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.199% 2030[4,5]	6,542	6,327
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,920	2,046
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,355	1,390
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	690	748
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[4]	5,605	5,436
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,390	4,720
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	955	1,032
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,090	1,122
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	940	964
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	400	409
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	275	281
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,360	1,452
State of Nebraska, Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,000	2,163
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	16,044
State of New Jersey, Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, 2.01% 2028[5]	2,500	2,243
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,349
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,750	1,870
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,655	1,747
State of Ohio, Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	21,250	21,213
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.939% 2029[5]	7,665	5,543
Territory of Puerto Rico, Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 0% 2054	23,400	2,258
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,000	1,099
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	2,995	3,244
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	910	956
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	630	668
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	820	879
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,180	1,262
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,900	2,069
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	2,500	2,720
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,471
State of Texas, Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Taxable Series 2016-B, 2.766% 2026	200	211
State of Utah, Utah Housing Corp., Single-family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,095	1,201
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,580	2,768
The Bond Fund of America — Page 35 of 43

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Wisconsin, Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	$2,000	$2,128
State of Wyoming, Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	960	1,048
		245,236
Total bonds, notes & other debt instruments (cost: $29,184,807,000)		30,296,004
Convertible stocks 0.02% Industrials 0.02%	Shares
CEVA Group PLC, Series A-1, 3.68% convertible preferred[8,11]	9,732	5,718
CEVA Group PLC, Series A-2, 2.68% convertible preferred[8,11]	2,575	1,030
Total convertible stocks (cost: $13,571,000)		6,748
Preferred securities 0.02% Financials 0.02%
CoBank, ACB, Class E, noncumulative[3]	6,250	4,068
Total preferred securities (cost: $5,820,000)		4,068
Common stocks 0.03% Industrials 0.01%
CEVA Group PLC[8,11,12]	12,179	4,871
Atrium Corp.[3,8,12]	985	1
		4,872
Telecommunication services 0.01%
NII Holdings, Inc.[12]	826,910	2,630
Materials 0.00%
Warrior Met Coal, LLC, Class B3,8,12	6,483	519
Health care 0.00%
Rotech Healthcare Inc.[8,12]	342,069	342
Energy 0.00%
Gener8 Maritime, Inc.[12]	1,716	11
Miscellaneous 0.01%
Other common stocks in initial period of acquisition		1,762
Total common stocks (cost: $58,120,000)		10,136
Rights & warrants 0.00% Energy 0.00%
Gener8 Maritime, Inc., warrants, expire 2017[3,8,12]	2,654	—
Total rights & warrants (cost: $672,000)		—
The Bond Fund of America — Page 36 of 43

unaudited
Short-term securities 9.82%	Principal amount (000)	Value (000)
Apple Inc. 0.43%–0.45% due 7/11/2016–10/11/2016[3]	$ 276,500	$276,363
CAFCO, LLC 0.80% due 8/22/2016	50,000	49,966
Caterpillar Financial Services Corp. 0.50% due 7/25/2016	89,300	89,272
Chevron Corp. 0.53% due 7/20/2016[3]	50,800	50,790
Coca-Cola Co. 0.49%–0.77% due 7/19/2016–1/10/2017[3]	150,000	149,700
Fannie Mae 0.40% due 7/18/2016	150,000	149,982
Federal Farm Credit Banks 0.52%–0.63% due 7/8/2016–4/27/2017	135,000	134,843
Federal Home Loan Bank 0.25%–0.60% due 7/7/2016–4/19/2017	1,525,400	1,524,454
Freddie Mac 0.38%–0.39% due 7/7/2016–8/16/2016	119,000	118,981
General Electric Co. 0.35% due 7/1/2016	15,100	15,100
John Deere Canada ULC 0.43% due 7/25/2016[3]	50,000	49,984
Microsoft Corp. 0.42% due 8/24/2016[3]	35,300	35,280
Pfizer Inc. 0.54% due 8/22/2016[3]	100,000	99,932
U.S. Treasury Bills 0.36%–0.51% due 8/25/2016–12/8/2016	284,000	283,830
Wells Fargo Bank, N.A. 0.85% due 8/23/2016	41,500	41,515
Total short-term securities (cost: $3,069,566,000)		3,069,992
Total investment securities 106.78% (cost: $32,332,556,000)		33,386,948
Other assets less liabilities (6.78)%		(2,120,113)
Net assets 100.00%		$31,266,835
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $536,596,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	7/11/2016	Barclays Bank PLC	A$35,931	$26,700	$86
Chilean pesos	7/11/2016	Citibank	CLP18,258,795	$26,700	858
Chilean pesos	8/1/2016	Barclays Bank PLC	CLP778,138	$1,173	(1)
Chilean pesos	8/1/2016	UBS AG	CLP10,564,231	$15,924	(11)
Chilean pesos	8/5/2016	UBS AG	CLP6,242,049	$9,403	(4)
Euros	7/15/2016	Barclays Bank PLC	€9,605	$10,746	(81)
Mexican pesos	7/20/2016	Bank of New York Mellon	MXN74,681	$3,929	148
Mexican pesos	7/25/2016	Bank of America, N.A.	MXN583,125	$30,861	957
Mexican pesos	8/5/2016	JPMorgan Chase	MXN88,300	$4,836	(23)
					$1,929
Sales:
Argentine pesos	9/12/2016	Citibank	$4,337	ARS64,225	$232
Australian dollars	7/18/2016	Bank of America, N.A.	$4,338	A$5,900	(59)
Brazilian reais	7/7/2016	Citibank	$79,140	BRL282,000	(8,463)
Brazilian reais	7/11/2016	Bank of America, N.A.	$15,462	BRL53,050	(997)
British pounds	7/7/2016	Bank of America, N.A.	$5,649	£3,900	457
British pounds	7/13/2016	Bank of New York Mellon	$535	£370	43
British pounds	7/20/2016	UBS AG	$4,218	£2,965	270
Danish kroner	7/22/2016	Bank of America, N.A.	$26,656	DKr175,075	512
The Bond Fund of America — Page 37 of 43

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Euros	7/12/2016	Bank of America, N.A.	$2,509	€2,200	$67
Euros	7/18/2016	HSBC Bank	$23,020	€20,500	255
Euros	7/18/2016	Bank of America, N.A.	$20,768	€18,500	224
Indian rupees	7/11/2016	JPMorgan Chase	$17,622	INR1,177,300	213
Indian rupees	7/18/2016	UBS AG	$14,066	INR948,500	59
Indian rupees	7/18/2016	JPMorgan Chase	$907	INR61,400	—[13]
Japanese yen	7/8/2016	Citibank	$23,783	¥2,640,000	(1,789)
Japanese yen	7/20/2016	JPMorgan Chase	$51,702	¥5,736,000	(3,879)
Japanese yen	8/12/2016	UBS AG	$14,240	¥1,550,000	(791)
Japanese yen	8/19/2016	Bank of America, N.A.	$68,587	¥7,600,000	(5,129)
Japanese yen	8/23/2016	Citibank	$77,766	¥8,620,000	(5,853)
Japanese yen	9/16/2016	Barclays Bank PLC	$81,277	¥9,000,000	(6,116)
Mexican pesos	7/19/2016	HSBC Bank	$2,962	MXN53,950	16
Mexican pesos	7/22/2016	Citibank	$748	MXN14,000	(17)
New Zealand dollars	7/22/2016	UBS AG	$17,739	NZ$25,000	(90)
Norwegian kroner	7/29/2016	Citibank	$14,892	NKr123,450	141
Polish zloty	8/8/2016	Barclays Bank PLC	€7,821	PLN35,000	(170)
Singapore dollars	8/8/2016	JPMorgan Chase	$14,531	S$19,600	(13)
South Korean won	7/11/2016	UBS AG	$14,374	KRW16,600,000	(36)
Turkish lira	7/21/2016	JPMorgan Chase	$137	TRY405	(3)
Turkish lira	8/8/2016	UBS AG	$3,433	TRY10,125	(53)
					$(30,969)
Forward currency contracts — net					$(29,040)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $18,500,755,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.896%	12/31/2016	$300,000	$(372)
Pay	LCH	3-month USD-LIBOR	1.322	1/14/2018	60,000	(567)
Pay	LCH	3-month USD-LIBOR	0.98	4/28/2018	550,000	(2,558)
Pay	LCH	3-month USD-LIBOR	0.947	6/8/2018	65,000	(266)
Pay	LCH	3-month USD-LIBOR	0.9025	6/13/2018	86,000	(279)
Pay	LCH	3-month USD-LIBOR	1.002	10/15/2018	200,000	(1,106)
Receive	LCH	3-month USD-LIBOR	1.664	10/27/2019	100,000	2,719
Receive	LCH	3-month USD-LIBOR	1.472	2/6/2020	75,000	1,624
Receive	LCH	3-month USD-LIBOR	1.578	2/10/2020	50,000	1,274
Receive	LCH	3-month USD-LIBOR	1.663	2/17/2020	119,000	3,407
Receive	LCH	3-month USD-LIBOR	1.477	4/8/2020	175,000	3,904
Receive	LCH	3-month USD-LIBOR	1.648	5/5/2020	28,000	813
Receive	LCH	3-month USD-LIBOR	1.666	5/26/2020	250,000	7,482
Receive	LCH	3-month USD-LIBOR	1.6275	6/2/2020	100,000	2,843
Receive	LCH	3-month USD-LIBOR	1.782	7/6/2020	115,000	4,025
Receive	LCH	3-month USD-LIBOR	1.598	9/3/2020	170,000	4,775
Receive	LCH	3-month USD-LIBOR	1.594	9/17/2020	100,000	2,809
Receive	LCH	3-month USD-LIBOR	1.3705	1/25/2021	280,000	5,309
The Bond Fund of America — Page 38 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.371%	1/25/2021	$270,000	$5,125
Receive	LCH	3-month USD-LIBOR	1.5145	1/25/2021	100,000	2,060
Receive	LCH	3-month USD-LIBOR	1.3095	2/2/2021	188,000	3,038
Receive	LCH	3-month USD-LIBOR	1.31	2/2/2021	112,000	1,813
Receive	LCH	3-month USD-LIBOR	1.195	2/5/2021	580,000	6,363
Receive	LCH	3-month USD-LIBOR	1.2165	2/5/2021	192,000	2,294
Receive	LCH	3-month USD-LIBOR	1.0955	2/26/2021	20,000	125
Receive	LCH	6-month EURIBOR	(0.0008)	3/9/2021	€100,000	(660)
Receive	LCH	3-month USD-LIBOR	1.3305	3/14/2021	$125,000	2,141
Pay	LCH	3-month USD-LIBOR	2.279	3/14/2021	20,000	(1,224)
Pay	LCH	3-month USD-LIBOR	1.305	4/25/2021	293,000	(4,647)
Pay	LCH	3-month USD-LIBOR	1.28	5/4/2021	102,000	(1,493)
Pay	LCH	3-month USD-LIBOR	1.219	5/5/2021	102,000	(1,197)
Receive	LCH	3-month USD-LIBOR	1.3525	5/26/2021	147,000	2,652
Receive	LCH	3-month USD-LIBOR	1.3575	6/3/2021	75,000	1,366
Receive	LCH	3-month USD-LIBOR	1.1975	6/10/2021	25,000	261
Receive	LCH	3-month USD-LIBOR	1.126	6/17/2021	40,000	276
Pay	LCH	3-month USD-LIBOR	1.0695	6/17/2021	160,000	(662)
Pay	LCH	3-month USD-LIBOR	1.086	6/21/2021	74,000	(366)
Pay	LCH	3-month USD-LIBOR	1.15	6/22/2021	89,000	(717)
Receive	LCH	6-month GBP-LIBOR	1.071	6/23/2021	£80,000	2,419
Pay	LCH	3-month USD-LIBOR	2.1892	8/13/2021	$50,000	(3,003)
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	785,000	20,080
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	392,000	9,651
Receive	LCH	3-month USD-LIBOR	1.733	10/9/2022	100,000	3,885
Receive	LCH	3-month USD-LIBOR	1.176	2/16/2023	410,000	1,185
Receive	LCH	3-month USD-LIBOR	1.4935	5/4/2023	30,000	693
Pay	LCH	3-month USD-LIBOR	1.3565	5/12/2023	60,000	(833)
Receive	LCH	3-month USD-LIBOR	1.4885	5/31/2023	142,000	3,198
Receive	LCH	3-month USD-LIBOR	1.335	6/13/2023	146,000	1,759
Pay	LCH	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(3,855)
Pay	LCH	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,917)
Pay	LCH	3-month USD-LIBOR	2.82125	4/11/2024	42,000	(5,078)
Pay	LCH	3-month USD-LIBOR	2.633	5/23/2024	9,330	(1,003)
Pay	LCH	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(5,254)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	54,000	(6,095)
Pay	LCH	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(873)
Pay	LCH	3-month USD-LIBOR	2.415	10/27/2024	40,000	(3,719)
Pay	LCH	3-month USD-LIBOR	2.091	1/9/2025	35,000	(2,348)
Pay	LCH	3-month USD-LIBOR	1.902	2/2/2025	3,000	(154)
Pay	LCH	3-month USD-LIBOR	2.146	2/17/2025	50,000	(3,594)
Pay	LCH	6-month JPY-LIBOR	0.5327	3/4/2025	¥6,100,000	(3,092)
Pay	LCH	3-month USD-LIBOR	2.255	5/20/2025	$150,000	(12,274)
Pay	LCH	3-month USD-LIBOR	2.12	11/9/2025	1,000	(71)
Pay	LCH	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(735)
Pay	LCH	6-month JPY-LIBOR	0.46995	11/17/2025	¥6,250,000	(2,961)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	$93,000	(6,549)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	104,000	(7,691)
Pay	LCH	3-month USD-LIBOR	2.149	1/7/2026	10,000	(736)
Pay	LCH	3-month USD-LIBOR	2.0805	1/8/2026	64,000	(4,312)
Pay	LCH	3-month USD-LIBOR	2.0235	1/13/2026	38,000	(2,362)
Pay	LCH	3-month USD-LIBOR	1.9615	1/14/2026	110,000	(6,213)
The Bond Fund of America — Page 39 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.96625%	1/15/2026	$125,000	$7,114
Pay	LCH	6-month JPY-LIBOR	0.3822	1/15/2026	¥5,100,000	(2,018)
Pay	LCH	3-month USD-LIBOR	1.8855	1/25/2026	$150,000	(7,422)
Pay	LCH	3-month USD-LIBOR	1.8165	2/2/2026	60,000	(2,583)
Pay	LCH	3-month USD-LIBOR	1.742	2/5/2026	200,000	(7,232)
Pay	LCH	3-month USD-LIBOR	1.71	2/5/2026	602,000	(19,992)
Pay	LCH	6-month JPY-LIBOR	0.228	2/8/2026	¥8,500,000	(2,138)
Pay	LCH	6-month JPY-LIBOR	0.16625	2/15/2026	8,650,000	(1,674)
Pay	LCH	6-month JPY-LIBOR	0.20125	2/18/2026	8,240,000	(1,867)
Pay	LCH	6-month EURIBOR	0.5417	2/26/2026	€40,000	(890)
Receive	LCH	3-month USD-LIBOR	1.593	4/7/2026	$40,000	874
Pay	LCH	6-month EURIBOR	0.542	4/22/2026	€42,000	(887)
Receive	LCH	6-month JPY-LIBOR	0.1223	5/11/2026	¥2,000,000	300
Receive	LCH	6-month JPY-LIBOR	0.1173	5/13/2026	1,000,000	145
Receive	LCH	6-month JPY-LIBOR	0.10855	5/16/2026	2,000,000	273
Pay	LCH	3-month USD-LIBOR	1.712	5/26/2026	$77,000	(2,513)
Receive	LCH	6-month JPY-LIBOR	0.0188	6/16/2026	¥1,000,000	48
Receive	LCH	3-month USD-LIBOR	1.444	6/17/2026	$100,000	683
Receive	LCH	6-month JPY-LIBOR	(0.00395)	6/17/2026	¥2,000,000	60
Pay	LCH	3-month USD-LIBOR	1.58	6/23/2026	$48,000	(950)
Pay	LCH	6-month GBP-LIBOR	1.4452	6/23/2026	£42,000	(2,475)
Pay	LCH	3-month USD-LIBOR	1.587	6/24/2026	$84,000	(1,719)
Pay	LCH	3-month USD-LIBOR	1.3805	7/5/2026	78,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	88,000	(8,706)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	175,000	(17,850)
Receive	LCH	3-month USD-LIBOR	3.4275	4/11/2034	23,000	6,442
Receive	LCH	3-month USD-LIBOR	2.523	12/8/2035	5,000	693
Receive	LCH	3-month USD-LIBOR	3.51	4/23/2044	15,000	5,880
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	70,000	(24,767)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	24,000	(7,762)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	25,000	(8,269)
Pay	LCH	3-month USD-LIBOR	3.035	10/30/2044	3,000	(855)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(6,837)
Pay	LCH	3-month USD-LIBOR	2.476	1/9/2045	15,000	(2,295)
Pay	LCH	3-month USD-LIBOR	2.3505	1/20/2045	3,000	(370)
Pay	LCH	3-month USD-LIBOR	2.343	3/25/2045	8,000	(975)
Pay	LCH	3-month USD-LIBOR	2.38452	4/27/2045	13,500	(1,782)
Pay	LCH	3-month USD-LIBOR	2.3942	4/28/2045	9,500	(1,276)
Pay	LCH	3-month USD-LIBOR	2.5315	5/5/2045	9,500	(1,588)
Pay	LCH	3-month USD-LIBOR	2.717	5/26/2045	45,000	(9,533)
Pay	LCH	3-month USD-LIBOR	2.978	7/6/2045	26,000	(7,152)
Pay	LCH	3-month USD-LIBOR	2.943	7/17/2045	40,000	(10,675)
Pay	LCH	3-month USD-LIBOR	2.6995	9/2/2045	40,000	(8,347)
Pay	LCH	3-month USD-LIBOR	2.7055	9/2/2045	50,000	(10,506)
Pay	LCH	3-month USD-LIBOR	2.684	9/3/2045	30,000	(6,148)
Pay	LCH	3-month USD-LIBOR	2.6785	9/4/2045	60,000	(12,216)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	48,000	(8,016)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	72,000	(11,866)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	60,000	(10,118)
Pay	LCH	3-month USD-LIBOR	2.502	10/30/2045	25,000	(4,045)
Pay	LCH	3-month USD-LIBOR	2.57082	11/6/2045	123,000	(21,920)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	13,200	(2,352)
The Bond Fund of America — Page 40 of 43

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 6/30/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.6485%	11/16/2045	$13,050	$(2,573)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(2,990)
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	4,600	(780)
Pay	LCH	3-month USD-LIBOR	2.53317	11/24/2045	29,500	(4,991)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	57,400	(9,613)
Pay	LCH	3-month USD-LIBOR	2.5485	11/27/2045	3,000	(519)
Pay	LCH	3-month USD-LIBOR	2.55198	11/27/2045	47,000	(8,168)
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	10,000	(1,572)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	67,250	(12,344)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	49,000	(6,835)
Pay	LCH	3-month USD-LIBOR	2.396	1/19/2046	25,000	(3,406)
Pay	LCH	3-month USD-LIBOR	2.3375	1/25/2046	60,000	(7,320)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	53,000	(6,692)
Pay	LCH	3-month USD-LIBOR	2.284	2/2/2046	40,000	(4,356)
Receive	LCH	3-month USD-LIBOR	2.186	2/5/2046	125,000	10,624
Receive	LCH	3-month USD-LIBOR	2.217	2/5/2046	40,000	3,702
Pay	LCH	3-month USD-LIBOR	2.0895	3/2/2046	11,000	(676)
Pay	LCH	3-month USD-LIBOR	2.164	3/14/2046	25,000	(1,995)
Pay	LCH	6-month JPY-LIBOR	0.5652	4/5/2046	¥1,000,000	(1,044)
Receive	LCH	6-month EURIBOR	1.0678	4/22/2046	€16,000	1,278
Pay	LCH	6-month EURIBOR	1.1452	4/25/2046	5,000	(519)
Pay	LCH	3-month USD-LIBOR	2.158	6/3/2046	$10,000	(784)
Pay	LCH	3-month USD-LIBOR	1.9905	6/13/2046	4,000	(149)
Pay	LCH	3-month USD-LIBOR	1.991	6/13/2046	8,000	(298)
Pay	LCH	3-month USD-LIBOR	1.9165	6/21/2046	15,500	(294)
						$(289,856)
The Bond Fund of America — Page 41 of 43

unaudited
Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $377,221,000.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums paid (000)	Unrealized depreciation at 6/30/2016 (000)
CDX.NA.HY.25	ICE	5.00%	12/20/2020	$247,500	$(10,321)	$(4,790)	$(5,531)
CDX.NA.HY.26	ICE	5.00	6/20/2021	315,600	(10,194)	(6,462)	(3,732)
							$(9,263)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $7,866,204,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 6/30/2016 (000)
30 Day Federal Funds Futures	CME	Long	4,700	July 2016	$1,949,749	$1,348
30 Day Federal Funds Futures	CME	Short	12,600	August 2016	5,222,450	(8,281)
10 Year U.S. Treasury Note Futures	CME	Short	1,736	September 2016	229,423	(1,438)
20 Year U.S. Treasury Bond Futures	CME	Short	1,086	September 2016	179,400	(7,765)
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	267	September 2016	46,992	2,770
5 Year U.S. Treasury Note Futures	CME	Long	26,988	October 2016	3,249,697	47,267
2 Year U.S. Treasury Note Futures	CME	Long	7,991	October 2016	1,744,191	8,460
30 Day Federal Funds Futures	CME	Short	3,450	October 2016	1,430,997	(1,515)
						$40,846
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $386,298,000, which represented 1.24% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,948,122,000, which represented 12.63% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,817,000, which represented .10% of the net assets of the fund.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $158,364,000, which represented .51% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.
[13]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-1, 3.628% convertible preferred	5/2/2013	$9,867	$5,718.02%
CEVA Group PLC	3/10/2010-5/2/2013	27,452	4,871.02
CEVA Group PLC, Series A-2, 2.628% convertible preferred	3/10/2010-1/23/2012	3,703	1,030.00
Total private placement securities		$ 41,022	$ 11,619.04%

The Bond Fund of America — Page 42 of 43

unaudited
Key to abbreviations and symbols
A$ = Australian dollars	€ = Euros	LIBOR = London Interbank Offered Rate
Agcy. = Agency	EURIBOR = Euro Interbank Offered Rate	LOC = Letter of Credit
AMT = Alternative Minimum Tax	Fac. = Facility	MXN = Mexican pesos
ARS = Argentine pesos	Facs. = Facilities	NKr = Norwegian kroner
Auth. = Authority	Fin. = Finance	NZ$ = New Zealand dollars
BRL = Brazilian reais	Fncg. = Financing	PLN = Polish zloty
CLP = Chilean pesos	GBP/£ = British pounds	Ref. = Refunding
CME = CME Group	ICE = Intercontinental Exchange, Inc.	Rev. = Revenue
Dept. = Department	INR = Indian rupees	S$ = Singapore dollars
Dev. = Development	JPY/¥ = Japanese yen	TBA = To-be-announced
DKr = Danish kroner	KRW = South Korean won	TRY = Turkish lira
Econ. = Economic	LCH = LCH.Clearnet
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0816O-S54143	The Bond Fund of America — Page 43 of 43

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2016